UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds

30 June

2022

Nuveen

Closed-End Funds

BXMX	Nuveen S&P 500 Buy-Write Income Fund
DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
JCE	Nuveen Core Equity Alpha Fund

Semiannual Report

IMPORTANT DISTRIBUTION NOTICE

for Shareholders of the Nuveen S&P 500 Buy-Write Income Fund (BXMX) Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)

Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)

Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)

Nuveen Core Equity Alpha Fund (JCE)

Semiannual Shareholder Report for the period ending June 30, 2022

The Nuveen S&P 500 Buy-Write Income Fund (BXMX), Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX), Nuveen S&P 500 Dynamic Overwrite Fund (SPXX), Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) and Nuveen Core Equity Alpha Fund (JCE) seek to offer attractive cash flow to their shareholders, by converting the expected long-term total return potential of the Funds’ portfolio of investments into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Funds use to achieve this.

Each Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Funds’ regular common share distributions (presently $0.2365, $0.2867, $0.2940, $0.4934 and $0.3952 per share, respectively) may be derived from a variety of sources, including:

•	net investment income consisting of regular interest and dividends,

•	realized capital gains or,

•	possibly, returns of capital representing in certain cases unrealized capital appreciation.

Such distributions are sometimes referred to as “managed distributions.” Each Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by each Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which each Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Funds’ Managed Distribution Policy could change.

When it pays a distribution, each Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.

You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution Policy. The Funds’ actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Funds’ actual total returns. The Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause each Fund to terminate its Managed Distribution Policy.

Chair’s Letter to Shareholders

Dear Shareholders,

The first half of 2022 was challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’ response have contributed to heightened uncertainty about financial and economic conditions.

Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in both June and July 2022 followed, bringing the target fed funds rate to a range of 2.25% to 2.50%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to preliminary government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth

Chair of the Board

August 22, 2022

Important Notices

Nuveen S&P 500 Buy-Write Income Fund (BXMX)

Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)

Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)

Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)

Nuveen Core Equity Alpha Fund (JCE)

Portfolio Manager Commentaries in Semiannual Shareholder Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s December 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Common Share Information

DISTRIBUTION INFORMATION

The following 19(a) Notice presents the Funds’ most current distribution information as of May 31, 2022 as required by certain exempted regulatory relief the Funds have received.

Because the ultimate tax character of your distributions depends on the Funds’ performance for its entire fiscal year (which is the calendar year for the Funds) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Funds’ IRS Form 1099 statement.

DISTRIBUTION INFORMATION – AS OF MAY 31, 2022

This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution Policy.

The amounts and sources of distributions set forth below are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Funds’ investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Funds’ distributions and the basis for these estimates are available on www.nuveen.com/cef.

The following table provides estimates of the Funds’ distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year.

Data as of May 31, 2022

			Estimated Per Share Sources of Distribution[1]				Estimated Percentage of the Distribution[1]
Fund	Inception Date	Per Share Distribution	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital
BXMX (FYE 12/31)	Oct-2004
Current Quarter		$0.2365	$0.0186	$0.0000	$0.2179	$0.0000	7.90%	0.00%	92.10%	0.00%
Fiscal YTD		$0.4730	$0.0371	$0.0000	$0.4359	$0.0000	7.90%	0.00%	92.10%	0.00%
DIAX (FYE 12/31)	Apr-2005
Current Quarter		$0.2867	$0.0480	$0.0000	$0.2387	$0.0000	16.80%	0.00%	83.20%	0.00%
Fiscal YTD		$0.5734	$0.0961	$0.0000	$0.4773	$0.0000	16.80%	0.00%	83.20%	0.00%
SPXX (FYE 12/31)	Nov-2005
Current Quarter		$0.2940	$0.0270	$0.0000	$0.2670	$0.0000	9.20%	0.00%	90.80%	0.00%
Fiscal YTD		$0.5880	$0.0540	$0.0000	$0.5340	$0.0000	9.20%	0.00%	90.80%	0.00%
QQQX (FYE 12/31)	Jan-2007
Current Quarter		$0.4934	$0.0000	$0.0000	$0.4934	$0.0000	0.00%	0.00%	100.00%	0.00%
Fiscal YTD		$0.9868	$0.0000	$0.0000	$0.9868	$0.0000	0.00%	0.00%	100.00%	0.00%
JCE (FYE 12/31)	Mar-2007
Current Quarter		$0.3952	$0.3952	$0.0000	$0.0000	$0.0000	100.00%	0.00%	0.00%	0.00%
Fiscal YTD		$0.7904	$0.7904	$0.0000	$0.0000	$0.0000	100.00%	0.00%	0.00%	0.00%

[1]

Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

The following table provides information regarding the Funds’ distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet distributions.

Data as of May 31, 2022

					Annualized		Cumulative
Fund	Inception Date	Quarterly Distribution	Fiscal YTD Distribution	Net Asset Value (NAV)	5-Year Return on NAV	Fiscal YTD Dist Rate on NAV[1]	Fiscal YTD Return on NAV	Fiscal YTD Dist Rate on NAV[1]
BXMX	Oct-2004	$0.2365	$0.4730	$13.69	6.31%	6.91%	(9.01)%	3.46%
DIAX	Apr-2005	$0.2867	$0.5734	$16.79	6.17%	6.83%	(5.68)%	3.42%
SPXX	Nov-2005	$0.2940	$0.5880	$16.55	7.68%	7.11%	(10.06)%	3.55%
QQQX	Jan-2007	$0.4934	$0.9868	$23.96	9.10%	8.24%	(17.69)%	4.12%
JCE	Mar-2007	$0.3952	$0.7904	$15.07	9.56%	10.49%	(10.94)%	5.24%

[1]	As a percentage of 5/31/22 NAV.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

Common Share Information (continued)

COMMON SHARE EQUITY SHELF PROGRAMS

During the current reporting period, SPXX and QQQX were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.

	SPXX	QQQX
Maximum aggregate offering	4,993,317	Unlimited

During the current reporting period, SPXX and QQQX sold common shares through their Shelf Offerings at a weighted average premium to their NAV per common share as shown in the accompanying table.

	SPXX	QQQX
Common shares sold through shelf offering	218,784	1,929,483
Weighted average premium to NAV per common share sold	1.31%	2.13%

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details of Shelf Offerings and each Fund’s respective transactions.

COMMON SHARE REPURCHASES

During August 2022 (subsequent to close of the reporting period), the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2022, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	BXMX	DIAX	SPXX	QQQX	JCE
Common shares cumulatively repurchased and retired	460,238	0	383,763	0	449,800
Common shares authorized for repurchase	10,405,000	3,635,000	1,720,000	4,355,000	1,600,000

OTHER COMMON SHARE INFORMATION

As of June 30, 2022 the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	BXMX	DIAX	SPXX	QQQX	JCE
Common share NAV	$12.73	$15.83	$15.34	$22.02	$13.51
Common share price	$12.37	$15.28	$15.66	$21.84	$13.35
Premium/(Discount) to NAV	(2.83)%	(3.47)%	2.09%	(0.82)%	(1.18)%
Average premium/(discount) to NAV	(2.56)%	(4.71)%	(1.48)%	0.13%	(0.91)%

Shareholder

Meeting Report

The annual meeting of shareholders was held on April 8, 2022 for BXMX, DIAX, SPXX, QQQX and JCE. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members.

	BXMX	DIAX	SPXX	QQQX	JCE
	Common Shares	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	86,857,786	29,372,785	13,532,642	33,818,900	13,276,806
Withhold	2,255,295	573,310	146,169	548,513	556,829
Total	89,113,081	29,946,095	13,678,811	34,367,413	13,833,635
Judith M. Stockdale
For	87,404,832	29,407,649	13,514,800	33,875,576	13,271,604
Withhold	1,708,249	538,446	164,011	491,837	562,031
Total	89,113,081	29,946,095	13,678,811	34,367,413	13,833,635
Carole E. Stone
For	87,379,934	29,429,356	13,522,661	33,886,861	13,294,191
Withhold	1,733,147	516,739	156,150	480,552	539,444
Total	89,113,081	29,946,095	13,678,811	34,367,413	13,833,635
Margaret L. Wolff
For	87,490,144	29,452,972	13,537,129	33,918,120	13,306,961
Withhold	1,622,937	493,123	141,682	449,293	526,674
Total	89,113,081	29,946,095	13,678,811	34,367,413	13,833,635

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BXMX	Nuveen S&P 500 Buy-Write Income Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of June 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
BXMX at Common Share NAV	(13.82)%	(8.52)%	5.03%	6.88%
BXMX at Common Share Price	(12.53)%	(8.21)%	4.80%	7.87%
Cboe S&P 500® BuyWrite Index (BXMSM)	(10.19)%	(2.62)%	4.09%	5.89%

*	For purposes of Fund performance, relative results are measured against the Cboe S&P 500® BuyWrite Index (BXMSM).

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Fund Allocation

(% of net assets)

Common Stocks	99.3%
Repurchase Agreements	3.8%
Other Assets Less Liabilities	(3.1)%
Net Assets	100%

Top Five Holdings

(% of total long-term investments)

Apple Inc	6.7%
Microsoft Corp	6.1%
Amazon.com Inc	3.0%
Alphabet Inc, Class A	2.4%
Tesla Inc	1.8%

Portfolio Composition1

(% of total investments)

Software	8.8%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Pharmaceuticals	4.7%
IT Services	4.4%
Oil, Gas & Consumable Fuels	3.8%
Banks	3.7%
Health Care Providers & Services	3.4%
Internet & Direct Marketing Retail	2.9%
Equity Real Estate Investment Trust	2.7%
Capital Markets	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.3%
Biotechnology	2.2%
Automobiles	2.0%
Specialty Retail	1.9%
Hotels, Restaurants & Leisure	1.9%
Life Sciences Tools & Services	1.8%
Beverages	1.8%
Aerospace & Defense	1.7%
Diversified Financial Services	1.7%
Multi-Utilities	1.7%
Chemicals	1.6%
Household Products	1.6%
Machinery	1.6%
Food & Staples Retailing	1.5%
Other	15.0%
Repurchase Agreements	3.8%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of June 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
DIAX at Common Share NAV	(9.46)%	(5.94)%	4.96%	7.78%
DIAX at Common Share Price	(10.90)%	(4.01)%	5.53%	8.59%
Dow Jones Industrial Average Index (DJIA)	(14.44)%	(9.05)%	9.98%	11.70%
DIAX Blended Benchmark	(9.67)%	(3.26)%	7.70%	8.33%

*

For purposes of Fund performance, relative results are measured against the DIAX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) DJIA BuyWrite Index (BXDSM) and 2) 45% Dow Jones Industrial Average Index (DJIA).

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Fund Allocation

(% of net assets)

Common Stocks	99.3%
Exchange-Traded Funds	3.1%
Repurchase Agreements	1.9%
Other Assets Less Liabilities	(4.3)%
Net Assets	100%

Top Five Holdings

(% of total long-term investments)

UnitedHealth Group Inc	10.7%
Goldman Sachs Group Inc	6.2%
Home Depot Inc	5.7%
Microsoft Corp	5.3%
McDonald’s Corp	5.1%

Portfolio Composition1

(% of total investments)

Health Care Providers & Services	10.5%
Software	8.5%
IT Services	6.9%
Industrial Conglomerates	6.2%
Capital Markets	6.1%
Specialty Retail	5.6%
Pharmaceuticals	5.5%
Hotels, Restaurants & Leisure	5.0%
Biotechnology	5.0%
Machinery	3.6%
Insurance	3.4%
Food & Staples Retailing	3.2%
Oil, Gas & Consumable Fuels	3.0%
Household Products	2.9%
Consumer Finance	2.8%
Aerospace & Defense	2.8%
Technology Hardware, Storage & Peripherals	2.8%
Other	11.3%
Exchange-Traded Funds	3.0%
Repurchase Agreements	1.9%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of June 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
SPXX at Common Share NAV	(15.04)%	(7.96)%	6.28%	7.67%
SPXX at Common Share Price	(12.83)%	(7.98)%	7.35%	9.53%
S&P 500® Index	(19.96)%	(10.62)%	11.31%	12.96%
SPXX Blended Benchmark	(14.66)%	(6.21)%	7.38%	9.09%

*

For purposes of Fund performance, relative results are measured against the SPXX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM) and 2) 45% S&P 500® Index

Performance prior to December 22, 2014, reflects the Fund’s performance under the management of a sub-adviser using an investment strategy that differed from those currently in place.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Fund Allocation

(% of net assets)

Common Stocks	98.8%
Exchange-Traded Funds	3.0%
Investments Purchased with Collateral from Securities Lending	0.2%
Repurchase Agreements	2.1%
Other Assets Less Liabilities	(4.1)%
Net Asset	100%

Top Five Holdings

(% of total long-term investments)

Apple Inc	6.7%
Microsoft Corp	6.2%
Amazon.com Inc	3.0%
Vanguard Total Stock Market ETF	3.0%
Alphabet Inc, Class C	2.1%

Portfolio Composition

(% of total investments)1

Software	8.8%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	5.4%
Pharmaceuticals	4.5%
Banks	4.5%
Semiconductors & Semiconductor Equipment	4.2%
Health Care Providers & Services	4.0%
IT Services	3.8%
Internet & Direct Marketing Retail	3.1%
Equity Real Estate Investment Trust	2.9%
Oil, Gas & Consumable Fuels	2.9%
Beverages	2.3%
Machinery	2.3%
Capital Markets	2.3%

Health Care Equipment & Supplies	2.2%
Specialty Retail	2.2%
Biotechnology	2.1%
Household Products	2.1%
Hotels, Restaurants & Leisure	1.9%
Insurance	1.9%
Automobiles	1.8%
Diversified Financial Services	1.8%
Chemicals	1.8%
Aerospace & Defense	1.7%
Other	17.8%
Exchange-Traded Funds	2.9%
Investments Purchased with Collateral from Securities Lending	0.2%
Repurchase Agreements	2.0%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of June 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
QQQX at Common Share NAV	(22.72)%	(17.26)%	8.02%	11.15%
QQQX at Common Share Price	(25.83)%	(20.20)%	7.26%	11.27%
Nasdaq 100® Index	(29.22)%	(20.38)%	16.37%	17.27%
QQQX Blended Benchmark	(21.82)%	(15.15)%	10.09%	11.23%

*

For purposes of Fund performance, relative results are measured against the QQQX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXNSM) and 2) 45% Nasdaq 100® Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Fund Allocation

(% of net assets)

Common Stocks	99.3%
Exchange-Traded Funds	3.1%
Investments Purchased with Collateral from Securities Lending	0.4%
Repurchase Agreements	2.2%
Other Assets Less Liabilities	(5.0)%
Net Assets	100%

Top Five Holdings

(% of total long-term investments)

Microsoft Corp	12.8%
Apple Inc	12.6%
Amazon.com Inc	6.5%
Alphabet Inc, Class A	5.3%
Tesla Inc	3.9%

Portfolio Composition1

(% of total investments)

Software	17.5%
Semiconductors & Semiconductor Equipment	13.3%
Technology Hardware, Storage & Peripherals	12.3%
Interactive Media & Services	12.1%
Internet & Direct Marketing Retail	8.2%
Biotechnology	4.7%
Automobiles	4.1%
Media	3.2%
Communications Equipment	2.5%
Beverages	2.0%
IT Services	1.8%
Health Care Equipment & Supplies	1.5%
Hotels, Restaurants & Leisure	1.4%
Food & Staples Retailing	1.2%
Food Products	1.2%
Other	7.6%
Exchange-Traded Funds	2.9%
Investments Purchased with Collateral from Securities Lending	0.4%
Repurchase Agreements	2.1%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

JCE	Nuveen Core Equity Alpha Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of June 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JCE at Common Share NAV	(17.82)%	(9.34)%	7.80%	10.36%
JCE at Common Share Price	(24.26)%	(8.11)%	8.73%	11.55%
S&P 500® Index	(19.96)%	(10.62)%	11.31%	12.96%
JCE Blended Benchmark	(15.15)%	(6.61)%	7.74%	9.44%

*

For purposes of Fund performance, relative results are measured against the JCE Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% S&P 500® Index and 2) 50% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM).

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Fund Allocation

(% of net assets)

Common Stocks	99.5%
Exchange-Traded Funds	0.5%
Investments Purchased with Collateral from Securities Lending	0.1%
Repurchase Agreements	3.0%
Other Assets Less Liabilities	(3.1)%
Net Asset	100%

Top Five Holdings

(% of total long-term investments)

Apple Inc	7.2%
Microsoft Corp	6.5%
Amazon.com Inc	2.5%
UnitedHealth Group Inc	2.2%
Alphabet Inc, Class C	2.2%

Portfolio Composition

(% of total investments)1

Software	10.6%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	5.5%
Pharmaceuticals	5.0%
Oil, Gas & Consumable Fuels	4.2%
IT Services	4.2%
Semiconductors & Semiconductor Equipment	3.9%
Life Sciences Tools & Services	3.8%
Specialty Retail	3.4%
Health Care Providers & Services	3.0%
Health Care Equipment & Supplies	2.8%
Hotels, Restaurants & Leisure	2.4%

Internet & Direct Marketing Retail	2.4%
Banks	2.3%
Diversified Financial Services	2.3%
Household Products	2.1%
Multiline Retail	2.0%
Food & Staples Retailing	1.9%
Diversified Telecommunication Services	1.8%
Electrical Equipment	1.7%
Commercial Services & Supplies	1.6%
Building Products	1.6%
Industrial Conglomerates	1.6%
Road & Rail	1.6%
Other	17.9%
Exchange-Traded Funds	0.4%
Investments Purchased with Collateral from Securities Lending	0.1%
Repurchase Agreements	2.9%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

BXMX	Nuveen S&P 500 Buy-Write Income Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3% (2)

	Aerospace & Defense – 1.8%

28,960	Boeing Co (3)	$3,959,411
9,566	HEICO Corp	1,254,294
62,456	Howmet Aerospace Inc	1,964,241
13,748	Northrop Grumman Corp	6,579,380
99,428	Raytheon Technologies Corp	9,556,025
4,597	Woodward Inc	425,177
	Total Aerospace & Defense	23,738,528

	Air Freight & Logistics – 0.6%

40,842	United Parcel Service Inc, Class B	7,455,299

	Airlines – 0.1%

47,025	United Airlines Holdings Inc (3)	1,665,625

	Auto Components – 0.1%

50,606	Gentex Corp	1,415,450
9,851	Goodyear Tire & Rubber Co (3)	105,504
	Total Auto Components	1,520,954

	Automobiles – 2.0%

252,900	Ford Motor Co	2,814,777
16,446	Harley-Davidson Inc	520,680
35,247	Tesla Inc (3)	23,736,035
	Total Automobiles	27,071,492

	Banks – 3.8%

81,507	Citigroup Inc	3,748,507
26,341	Comerica Inc	1,932,902
162,841	Fifth Third Bancorp	5,471,457
101,208	First Horizon Corp	2,212,407
132,821	JPMorgan Chase & Co	14,956,973
165,652	KeyCorp	2,854,184
14,051	M&T Bank Corp	2,239,589
41,891	PNC Financial Services Group Inc	6,609,143
195,504	Wells Fargo & Co	7,657,892
55,583	Zions Bancorp NA	2,829,175
	Total Banks	50,512,229

	Beverages – 1.9%

247,954	Coca-Cola Co	15,598,786
104,662	Keurig Dr Pepper Inc	3,703,988
56,712	Monster Beverage Corp (3)	5,257,203
	Total Beverages	24,559,977

	Biotechnology – 2.3%

83,076	AbbVie Inc	12,723,920
3,766	Alnylam Pharmaceuticals Inc (3)	549,271
28,089	Amgen Inc	6,834,054
9,647	Biogen Inc (3)	1,967,409
9,243	BioMarin Pharmaceutical Inc (3)	765,968
2,000	Exact Sciences Corp (3)	78,780
67,257	Gilead Sciences Inc	4,157,155
15,810	Moderna Inc (3)	2,258,459

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

4,961	Seagen Inc (3)	$877,799
	Total Biotechnology	30,212,815

	Building Products – 0.4%

15,381	Allegion plc	1,505,800
23,666	Fortune Brands Home & Security Inc	1,417,120
43,726	Masco Corp	2,212,536
	Total Building Products	5,135,456

	Capital Markets – 2.4%

83,608	Charles Schwab Corp	5,282,353
23,102	CME Group Inc	4,728,979
44,488	Intercontinental Exchange Inc	4,183,651
53,398	Jefferies Financial Group Inc	1,474,853
86,746	Morgan Stanley	6,597,901
8,344	MSCI Inc	3,438,980
19,659	S&P Global Inc	6,626,263
	Total Capital Markets	32,332,980

	Chemicals – 1.7%

16,669	Chemours Co	533,741
52,881	Corteva Inc	2,862,977
53,214	Dow Inc	2,746,375
42,507	DuPont de Nemours Inc	2,362,539
34,775	Eastman Chemical Co	3,121,752
30,588	Linde PLC	8,794,968
20,651	Olin Corp	955,728
14,399	RPM International Inc	1,133,489
	Total Chemicals	22,511,569

	Commercial Services & Supplies – 0.7%

14,179	Waste Connections Inc	1,757,629
47,435	Waste Management Inc	7,256,606
	Total Commercial Services & Supplies	9,014,235

	Communications Equipment – 0.9%

13,699	Ciena Corp (3)	626,044
220,344	Cisco Systems Inc	9,395,468
5,140	Lumentum Holdings Inc (3)	408,219
74,070	Viavi Solutions Inc (3)	979,946
	Total Communications Equipment	11,409,677

	Consumer Finance – 0.4%

42,085	Discover Financial Services	3,980,399
89,957	SLM Corp	1,433,915
	Total Consumer Finance	5,414,314

	Containers & Packaging – 0.5%

13,574	Avery Dennison Corp	2,197,223
20,677	Crown Holdings Inc	1,905,799
15,364	Packaging Corp of America	2,112,550
18,945	Sonoco Products Co	1,080,623
	Total Containers & Packaging	7,296,195

	Distributors – 0.2%

51,888	LKQ Corp	2,547,182

	Diversified Financial Services – 1.8%

86,707	Berkshire Hathaway Inc, Class B (3)	23,672,745

Shares	Description (1)	Value

	Diversified Telecommunication Services – 1.4%

379,832	AT&T Inc	$7,961,279
207,579	Verizon Communications Inc	10,534,634
	Total Diversified Telecommunication Services	18,495,913

	Electric Utilities – 1.0%

90,850	Alliant Energy Corp	5,324,718
58,152	Evergy Inc	3,794,418
52,512	OGE Energy Corp	2,024,863
29,198	Pinnacle West Capital Corp	2,134,958
	Total Electric Utilities	13,278,957

	Electrical Equipment – 0.6%

54,146	Emerson Electric Co	4,306,773
8,860	Hubbell Inc	1,582,219
13,511	Rockwell Automation Inc	2,692,877
	Total Electrical Equipment	8,581,869

	Electronic Equipment, Instruments & Components – 0.4%

20,728	CDW Corp/DE	3,265,904
86,143	Corning Inc	2,714,366
	Total Electronic Equipment, Instruments & Components	5,980,270

	Energy Equipment & Services – 0.4%

72,910	Halliburton Co	2,286,458
77,600	Schlumberger NV	2,774,976
	Total Energy Equipment & Services	5,061,434

	Entertainment – 1.1%

22,085	Netflix Inc (3)	3,862,004
1,091	Roku Inc (3)	89,615
85,224	Walt Disney Co (3)	8,045,146
146,699	Warner Bros Discovery Inc (3)	1,968,700
	Total Entertainment	13,965,465

	Equity Real Estate Investment Trust – 2.8%

97,035	American Homes 4 Rent, Class A	3,438,920
33,023	American Tower Corp	8,440,349
17,121	Apartment Income REIT Corp	712,234
73,114	Apartment Investment and Management Co, Class A (3)	467,930
123,846	Brandywine Realty Trust	1,193,875
75,722	CubeSmart	3,234,844
51,595	Equity Commonwealth (3)	1,420,410
84,268	Healthcare Realty Trust Inc	2,292,090
159,619	Invitation Homes Inc	5,679,244
19,823	LXP Industrial Trust	212,899
51,162	Sabra Health Care REIT Inc	714,733
15,931	Sun Communities Inc	2,538,764
42,955	Welltower Inc	3,537,344
94,015	Weyerhaeuser Co	3,113,777
	Total Equity Real Estate Investment Trust	36,997,413

	Food & Staples Retailing – 1.5%

3,640	Casey’s General Stores Inc	673,327
26,650	Costco Wholesale Corp	12,772,812
73,551	Kroger Co	3,481,169
34,540	Sysco Corp	2,925,883
15,913	US Foods Holding Corp (3)	488,211
	Total Food & Staples Retailing	20,341,402

	Food Products – 1.0%

71,353	Hormel Foods Corp	3,379,278

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

133,397	Mondelez International Inc, Class A	$8,282,620
12,100	Post Holdings Inc (3)	996,435
	Total Food Products	12,658,333

	Gas Utilities – 0.1%

12,873	Atmos Energy Corp	1,443,063
2,933	National Fuel Gas Co	193,725
	Total Gas Utilities	1,636,788

	Health Care Equipment & Supplies – 2.4%

98,976	Abbott Laboratories	10,753,742
19,319	Alcon Inc	1,350,205
7,646	Avanos Medical Inc (3)	209,042
49,755	Baxter International Inc	3,195,764
130,178	Boston Scientific Corp (3)	4,851,734
8,009	IDEXX Laboratories Inc (3)	2,808,997
89,338	Medtronic PLC	8,018,085
	Total Health Care Equipment & Supplies	31,187,569

	Health Care Providers & Services – 3.5%

20,430	Cigna Corp	5,383,714
8,265	Covetrus Inc (3)	171,499
69,178	CVS Health Corp	6,410,033
15,832	Elevance Health Inc	7,640,206
20,595	HCA Healthcare Inc	3,461,196
45,020	UnitedHealth Group Inc	23,123,623
	Total Health Care Providers & Services	46,190,271

	Health Care Technology – 0.1%

6,414	Veeva Systems Inc, Class A (3)	1,270,229

	Hotels, Restaurants & Leisure – 1.9%

2,484	Booking Holdings Inc (3)	4,344,491
31,485	Marriott International Inc/MD, Class A	4,282,275
41,884	McDonald’s Corp	10,340,322
16,077	Restaurant Brands International Inc	806,261
74,292	Starbucks Corp	5,675,166
	Total Hotels, Restaurants & Leisure	25,448,515

	Household Durables – 0.3%

16,552	Garmin Ltd	1,626,234
32,919	KB Home	936,875
6,575	TopBuild Corp (3)	1,099,077
	Total Household Durables	3,662,186

	Household Products – 1.6%

144,112	Procter & Gamble Co	20,721,864
13,445	Spectrum Brands Holdings Inc	1,102,759
	Total Household Products	21,824,623

	Industrial Conglomerates – 1.2%

38,682	3M Co	5,005,837
50,397	General Electric Co	3,208,777
40,807	Honeywell International Inc	7,092,665
	Total Industrial Conglomerates	15,307,279

	Insurance – 2.3%

2,535	Alleghany Corp (3)	2,111,908
28,004	Allstate Corp	3,548,947
47,396	Arthur J Gallagher & Co	7,727,444
37,130	CNO Financial Group Inc	671,682
23,577	Fidelity National Financial Inc	871,406

Shares	Description (1)	Value

	Insurance (continued)

16,078	Genworth Financial Inc, Class A (3)	$56,755
38,545	Hartford Financial Services Group Inc	2,521,999
4,703	Kemper Corp	225,274
33,540	Lincoln National Corp	1,568,666
7,573	RenaissanceRe Holdings Ltd	1,184,190
32,951	Travelers Cos Inc	5,573,003
71,665	W R Berkley Corp	4,891,853
	Total Insurance	30,953,127

	Interactive Media & Services – 5.3%

14,278	Alphabet Inc, Class A (3)	31,115,474
9,974	Alphabet Inc, Class C (3)	21,817,626
99,036	Meta Platforms Inc, Class (3)	15,969,555
42,710	Twitter Inc (3)	1,596,927
	Total Interactive Media & Services	70,499,582

	Internet & Direct Marketing Retail – 3.0%

370,359	Amazon.com Inc (3)	39,335,829
5,685	JD.com Inc, ADR	365,091
	Total Internet & Direct Marketing Retail	39,700,920

	IT Services – 4.6%

30,096	Accenture PLC, Class A	8,356,155
20,604	Akamai Technologies Inc (3)	1,881,763
34,973	Automatic Data Processing Inc	7,345,729
15,971	Broadridge Financial Solutions Inc	2,276,666
39,198	Fidelity National Information Services Inc	3,593,281
41,235	Mastercard Inc, Class A	13,008,818
60,946	PayPal Holdings Inc (3)	4,256,468
9,442	Twilio Inc, Class A (3)	791,334
17,828	VeriSign Inc (3)	2,983,159
79,964	Visa Inc, Class A	15,744,112
	Total IT Services	60,237,485

	Leisure Products – 0.1%

25,861	Mattel Inc (3)	577,476
6,048	Polaris Inc	600,446
	Total Leisure Products	1,177,922

	Life Sciences Tools & Services – 1.9%

36,475	Danaher Corp	9,247,142
10,529	Illumina Inc (3)	1,941,126
21,185	Thermo Fisher Scientific Inc	11,509,387
7,519	Waters Corp (3)	2,488,639
	Total Life Sciences Tools & Services	25,186,294

	Machinery – 1.6%

32,898	Caterpillar Inc	5,880,847
15,389	Deere & Co	4,608,544
31,851	Graco Inc	1,892,268
39,784	Otis Worldwide Corp	2,811,535
15,767	Parker-Hannifin Corp	3,879,470
16,044	Stanley Black & Decker Inc	1,682,374
10,383	Timken Co	550,818
	Total Machinery	21,305,856

	Media – 0.8%

216,324	Comcast Corp, Class A	8,488,554
17,899	New York Times Co, Class A	499,382
78,489	News Corp, Class A	1,222,858
	Total Media	10,210,794

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Metals & Mining – 0.4%

15,262	Arconic Corp (3)	$428,099
42,845	Newmont Corp	2,556,561
20,588	Nucor Corp	2,149,593
	Total Metals & Mining	5,134,253

	Mortgage Real Estate Investment Trust – 0.0%

26,802	Annaly Capital Management Inc	158,400

	Multiline Retail – 0.4%

25,320	Macy’s Inc	463,862
16,563	Nordstrom Inc	349,976
31,203	Target Corp	4,406,800
	Total Multiline Retail	5,220,638

	Multi-Utilities – 1.7%

80,101	Ameren Corp	7,237,926
17,519	NorthWestern Corp	1,032,395
105,501	Public Service Enterprise Group Inc	6,676,103
81,221	WEC Energy Group Inc	8,174,082
	Total Multi-Utilities	23,120,506

	Oil, Gas & Consumable Fuels – 3.9%

44,283	Cenovus Energy Inc	841,820
12,521	Cheniere Energy Inc	1,665,669
84,740	Chevron Corp	12,268,657
9,675	CNX Resources Corp (3)	159,251
81,811	ConocoPhillips	7,347,446
15,719	Continental Resources Inc	1,027,237
183,113	Exxon Mobil Corp	15,681,797
29,828	Hess Corp	3,159,978
42,055	Marathon Petroleum Corp	3,457,342
17,934	Ovintiv Inc	792,503
26,554	Phillips 66	2,177,162
26,407	Suncor Energy Inc	926,093
25,961	Valero Energy Corp	2,759,135
	Total Oil, Gas & Consumable Fuels	52,264,090

	Personal Products – 0.0%

15,340	BellRing Brands Inc (3)	381,813

	Pharmaceuticals – 4.9%

123,308	Bristol-Myers Squibb Co	9,494,716
36,480	Eli Lilly & Co	11,827,910
115,829	Johnson & Johnson	20,560,806
112,570	Merck & Co Inc	10,263,007
241,787	Pfizer Inc	12,676,892
	Total Pharmaceuticals	64,823,331

	Professional Services – 0.3%

21,760	CoStar Group Inc (3)	1,314,522
9,803	ManpowerGroup Inc	749,047
23,554	TransUnion	1,884,084
	Total Professional Services	3,947,653

	Road & Rail – 0.9%

30,324	Canadian Pacific Railway Ltd	2,117,828
4,425	Lyft Inc, Class A (3)	58,764
24,761	Norfolk Southern Corp	5,627,928
15,787	Old Dominion Freight Line Inc	4,045,892
31,571	Uber Technologies Inc (3)	645,943
	Total Road & Rail	12,496,355

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 5.2%

76,680	Advanced Micro Devices Inc (3)	$5,863,720
56,923	Applied Materials Inc	5,178,854
21,360	Broadcom Inc	10,376,902
7,284	Enphase Energy Inc (3)	1,422,128
203,100	Intel Corp	7,597,971
10,447	Lam Research Corp	4,451,989
32,109	Marvell Technology Inc	1,397,705
62,434	Micron Technology Inc	3,451,351
111,295	NVIDIA Corp	16,871,209
19,772	NXP Semiconductors NV	2,926,849
32,082	ON Semiconductor Corp (3)	1,614,045
56,144	QUALCOMM Inc	7,171,835
	Total Semiconductors & Semiconductor Equipment	68,324,558

	Software – 9.1%

25,704	Adobe Inc (3)	9,409,206
17,788	Autodesk Inc (3)	3,058,825
16,990	Black Knight Inc (3)	1,110,976
552	CDK Global Inc	30,233
10,744	Check Point Software Technologies Ltd (3)	1,308,404
48,865	Fortinet Inc (3)	2,764,782
314,362	Microsoft Corp	80,737,592
81,715	Oracle Corp	5,709,427
3,109	Palo Alto Networks Inc (3)	1,535,659
47,152	Salesforce Inc (3)	7,781,966
12,353	ServiceNow Inc (3)	5,874,099
6,422	VMware Inc, Class A	731,980
	Total Software	120,053,149

	Specialty Retail – 2.0%

8,358	American Eagle Outfitters Inc	93,442
24,636	Best Buy Co Inc	1,606,021
4,047	Burlington Stores Inc (3)	551,323
14,810	CarMax Inc (3)	1,340,009
4,361	Five Below Inc (3)	494,668
50,051	Home Depot Inc	13,727,488
38,481	Lowe’s Cos Inc	6,721,476
4,641	Ulta Beauty Inc (3)	1,789,013
	Total Specialty Retail	26,323,440

	Technology Hardware, Storage & Peripherals – 6.8%

645,863	Apple Inc	88,302,390
48,016	Dell Technologies Inc, Class C	2,218,819
	Total Technology Hardware, Storage & Peripherals	90,521,209

	Textiles, Apparel & Luxury Goods – 0.6%

6,689	Kontoor Brands Inc	223,212
3,315	Lululemon Athletica Inc (3)	903,702
63,640	NIKE Inc, Class B	6,504,008
	Total Textiles, Apparel & Luxury Goods	7,630,922

	Thrifts & Mortgage Finance – 0.0%

48,313	MGIC Investment Corp	608,744

	Tobacco – 0.6%

175,892	Altria Group Inc	7,347,009
	Total Long-Term Investments (cost $584,362,523)	1,315,587,838

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments June 30, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.8%

	REPURCHASE AGREEMENTS – 3.8%

$49,982	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $49,982,419, collateralized by $43,831,600, U.S. Treasury Inflation Index Note, 0.500%, due 1/15/28, value $50,982,147	0.240%	7/01/22	$49,982,419
	Total Short-Term Investments (cost $49,982,419)			49,982,419
	Total Investments (cost $634,344,942) – 103.1%			1,365,570,257
	Other Assets Less Liabilities – (3.1)% (4)			(40,355,592)
	Net Assets – 100%			$1,325,214,665

Investments in Derivatives

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(382)	$(146,115,000)	$3,825	7/15/22	$(2,227,060)
S&P 500® Index	Call	(382)	(147,070,000)	3,850	7/15/22	(1,808,770)
S&P 500® Index	Call	(381)	(148,590,000)	3,900	7/15/22	(1,133,475)
S&P 500® Index	Call	(382)	(151,845,000)	3,975	7/15/22	(490,870)
S&P 500® Index	Call	(382)	(156,620,000)	4,100	7/15/22	(115,555)
S&P 500® Index	Call	(383)	(160,860,000)	4,200	7/15/22	(35,428)
S&P 500® Index	Call	(382)	(142,295,000)	3,725	7/29/22	(5,730,000)
S&P 500® Index	Call	(383)	(147,455,000)	3,850	7/29/22	(3,102,300)
S&P 500® Index	Call	(382)	(152,800,000)	4,000	8/19/22	(1,831,690)
Total Options Written (premiums received $35,322,334)		(3,439)	$(1,353,650,000)			$(16,475,148)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

See accompanying notes to financial statements.

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.4%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 2.9%

122,356	Boeing Co (2)	$16,728,512

	Banks – 2.4%

122,356	JPMorgan Chase & Co	13,778,509

	Beverages – 1.3%

122,356	Coca-Cola Co	7,697,416

	Biotechnology – 5.2%

122,356	Amgen Inc (3)	29,769,215

	Capital Markets – 6.3%

122,356	Goldman Sachs Group Inc (3)	36,342,179

	Chemicals – 1.1%

122,356	Dow Inc	6,314,793

	Communications Equipment – 0.9%

122,356	Cisco Systems Inc	5,217,260

	Consumer Finance – 2.9%

122,356	American Express Co	16,960,989

	Diversified Telecommunication Services – 1.1%

122,356	Verizon Communications Inc	6,209,567

	Entertainment – 2.0%

122,356	Walt Disney Co (2)	11,550,407

	Food & Staples Retailing – 3.4%

122,356	Walgreens Boots Alliance Inc	4,637,292
122,356	Walmart Inc	14,876,043
	Total Food & Staples Retailing	19,513,335

	Health Care Providers & Services – 10.9%

122,356	UnitedHealth Group Inc	62,845,712

	Hotels, Restaurants & Leisure – 5.3%

122,356	McDonald’s Corp	30,207,249

	Household Products – 3.1%

122,356	Procter & Gamble Co	17,593,569

	Industrial Conglomerates – 6.4%

122,356	3M Co	15,834,090
122,356	Honeywell International Inc	21,266,696
	Total Industrial Conglomerates	37,100,786

	Insurance – 3.6%

122,356	Travelers Cos Inc	20,694,070

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)			Value

	IT Services – 7.2%

122,356	International Business Machines Corp			$17,275,444
122,356	Visa Inc, Class A			24,090,673
	Total IT Services			41,366,117

	Machinery – 3.8%

122,356	Caterpillar Inc			21,872,359

	Oil, Gas & Consumable Fuels – 3.1%

122,356	Chevron Corp			17,714,702

	Pharmaceuticals – 5.7%

122,356	Johnson & Johnson			21,719,414
122,356	Merck & Co Inc			11,155,196
	Total Pharmaceuticals			32,874,610

	Semiconductors & Semiconductor Equipment – 0.8%

122,356	Intel Corp			4,577,338

	Software – 9.0%

122,356	Microsoft Corp (3)			31,424,692
122,356	Salesforce Inc (2)			20,193,634
	Total Software			51,618,326

	Specialty Retail – 5.8%

122,356	Home Depot Inc			33,558,580

	Technology Hardware, Storage & Peripherals – 2.9%

122,356	Apple Inc (3)			16,728,512

	Textiles, Apparel & Luxury Goods – 2.2%

122,356	NIKE Inc, Class B			12,504,783
	Total Common Stocks (cost $262,115,223)			571,338,895

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS – 3.1%

95,000	Vanguard Total Stock Market ETF			$17,918,900
	Total Exchange-Traded Funds (cost $18,634,470)			17,918,900
	Total Long-Term Investments (cost $280,749,693)			589,257,795

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

	REPURCHASE AGREEMENTS – 1.9%

$11,251	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $11,251,081, collateralized by $13,199,700, U.S. Treasury Note, 0.500%, due 10/31/27, value $11,476,120	0.240%	7/01/22	$11,251,081
	Total Short-Term Investments (cost $11,251,081)			11,251,081
	Total Investments (cost $292,000,774) – 104.3%			600,508,876
	Other Assets Less Liabilities – (4.3)% (4)			(24,911,230)
	Net Assets – 100%			$575,597,646

Investments in Derivatives

Options Purchased

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Cboe Volatility Index (premiums paid $21,465)	Put	300	$660,000	$22	7/20/22	$750

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(800)	$(292,400,000)	$3,655	7/15/22	$(13,260,000)
S&P 500® Index	Call	(50)	(18,375,000)	3,675	7/15/22	(753,250)
S&P 500® Index	Put	(65)	(24,050,000)	3,700	7/15/22	(293,150)
Total Options Written (premiums received $10,997,433)		(915)	$(334,825,000)			$(14,306,400)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Cboe	Chicago Board Options Exchange

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

See accompanying notes to financial statements.

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.8%

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 1.8%

5,621	Boeing Co (2)	$768,503
1,033	BWX Technologies Inc	56,908
716	Curtiss-Wright Corp	94,555
793	HEICO Corp	103,978
3,921	Lockheed Martin Corp	1,685,873
20,963	Raytheon Technologies Corp	2,014,754
729	Woodward Inc	67,426
	Total Aerospace & Defense	4,791,997

	Air Freight & Logistics – 0.6%

8,775	United Parcel Service Inc, Class B	1,601,789

	Airlines – 0.1%

7,767	American Airlines Group Inc (2)	98,486
5,123	JetBlue Airways Corp (2)	42,879
2,159	Spirit Airlines Inc (2)	51,471
	Total Airlines	192,836

	Auto Components – 0.1%

3,036	Gentex Corp	84,917
8,235	Goodyear Tire & Rubber Co (2)	88,197
519	Lear Corp	65,337
	Total Auto Components	238,451

	Automobiles – 1.9%

37,389	Ford Motor Co	416,140
1,133	Rivian Automotive Inc, Class A (2)	29,163
6,938	Tesla Inc (2)	4,672,188
	Total Automobiles	5,117,491

	Banks – 4.7%

13,874	Associated Banc-Corp	253,339
69,901	Bank of America Corp	2,176,018
906	Bank of Hawaii Corp	67,406
1,569	Bank OZK	58,885
1,508	BankUnited Inc	53,640
1,063	BOK Financial Corp	80,342
2,722	Cadence Bank	63,913
2,384	Cathay General Bancorp	93,334
24,364	Citigroup Inc	1,120,500
1,411	Citizens Financial Group Inc	50,359
5,340	Comerica Inc	391,849
1,830	Commerce Bancshares Inc/MO	120,139
1,323	Community Bank System Inc	83,719
872	Cullen/Frost Bankers Inc	101,544
2,667	CVB Financial Corp	66,168
1,261	East West Bancorp Inc	81,713
1,257	Enterprise Financial Services Corp	52,165
74	First Citizens BancShares Inc/NC, Class A	48,380
2,715	First Financial Bancorp	52,671
7,166	First Hawaiian Inc	162,740
9,948	First Horizon Corp	217,463
21,881	FNB Corp/PA	237,628
3,550	Fulton Financial Corp	51,297
1,542	Glacier Bancorp Inc	73,122

Shares	Description (1)	Value

	Banks (continued)

9,405	Hope Bancorp Inc	$130,165
730	Independent Bank Corp	57,984
32,606	JPMorgan Chase & Co (3)	3,671,762
18,999	Old National Bancorp/IN	280,995
2,579	PacWest Bancorp	68,756
1,012	Pinnacle Financial Partners Inc	73,178
2,043	Popular Inc	157,168
1,205	Renasant Corp	34,716
658	SouthState Corp	50,765
650	Texas Capital Bancshares Inc (2)	34,216
2,690	Towne Bank/Portsmouth VA	73,034
2,094	United Community Banks Inc/GA	63,218
10,088	Valley National Bancorp	105,016
1,329	Webster Financial Corp	56,017
36,733	Wells Fargo & Co	1,438,832
660	Western Alliance Bancorp	46,596
8,676	Zions Bancorp NA	441,608
	Total Banks	12,542,360

	Beverages – 2.4%

51,740	Coca-Cola Co	3,254,963
19,878	PepsiCo Inc	3,312,868
	Total Beverages	6,567,831

	Biotechnology – 2.2%

16,944	AbbVie Inc	2,595,143
7,117	Amgen Inc	1,731,566
1,457	Biogen Inc (2)	297,141
661	BioMarin Pharmaceutical Inc (2)	54,777
551	Horizon Therapeutics Plc (2)	43,948
3,054	Moderna Inc (2)	436,264
2,650	Vertex Pharmaceuticals Inc (2)	746,743
	Total Biotechnology	5,905,582

	Building Products – 0.2%

563	Carlisle Cos Inc	134,337
424	Lennox International Inc	87,594
1,102	Owens Corning	81,890
548	Simpson Manufacturing Co Inc	55,134
397	Trex Co Inc (2)	21,605
855	UFP Industries Inc	58,260
	Total Building Products	438,820

	Capital Markets – 2.4%

771	Ares Management Corp, Class A	43,839
975	Blackstone Inc	88,949
1,778	Carlyle Group Inc	56,291
16,181	Charles Schwab Corp	1,022,316
4,910	CME Group Inc	1,005,077
1,462	Federated Hermes Inc	46,477
4,325	Goldman Sachs Group Inc	1,284,612
492	Hamilton Lane Inc, Class A	33,053
496	Houlihan Lokey Inc	39,149
9,328	Intercontinental Exchange Inc	877,205
1,228	Janus Henderson Group PLC	28,870
1,763	Jefferies Financial Group Inc	48,694
1,435	KKR & Co Inc	66,426
1,234	Lazard Ltd, Class A	39,994
546	LPL Financial Holdings Inc	100,726
17,299	Morgan Stanley	1,315,762
2,060	SEI Investments Co	111,281
1,398	Stifel Financial Corp	78,316
954	Tradeweb Markets Inc, Class A	65,111
	Total Capital Markets	6,352,148

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.8%

722	Ashland Global Holdings Inc	$74,402
1,074	Avient Corp	43,046
2,854	Axalta Coating Systems Ltd (2)	63,102
337	Balchem Corp	43,722
1,117	Cabot Corp	71,253
10,837	Dow Inc	559,298
5,047	Eastman Chemical Co	453,069
3,516	Ecolab Inc	540,620
2,357	Element Solutions Inc	41,955
976	HB Fuller Co	58,765
5,409	Linde PLC	1,555,250
3,077	Mosaic Co	145,327
152	NewMarket Corp	45,746
1,562	Olin Corp	72,289
1,353	RPM International Inc	106,508
1,069	Sensient Technologies Corp	86,119
4,312	Sherwin-Williams Co	965,500
1,434	Valvoline Inc	41,342
	Total Chemicals	4,967,313

	Commercial Services & Supplies – 0.2%

903	Casella Waste Systems Inc, Class A (2)	65,630
638	Clean Harbors Inc (2)	55,933
8,663	CoreCivic Inc (2)	96,246
2,741	GEO Group Inc (2)	18,091
409	MSA Safety Inc	49,518
1,037	Stericycle Inc (2)	45,472
383	Tetra Tech Inc	52,299
258	UniFirst Corp/MA	44,422
	Total Commercial Services & Supplies	427,611

	Communications Equipment – 1.1%

1,059	Ciena Corp (2)	48,396
51,860	Cisco Systems Inc	2,211,310
2,967	Motorola Solutions Inc	621,883
4,298	Viavi Solutions Inc (2)	56,863
	Total Communications Equipment	2,938,452

	Construction & Engineering – 0.1%

740	EMCOR Group Inc	76,190
595	MasTec Inc (2)	42,638
3,092	MDU Resources Group Inc	83,453
275	Valmont Industries Inc	61,773
	Total Construction & Engineering	264,054

	Construction Materials – 0.0%

546	Eagle Materials Inc	60,027

	Consumer Finance – 0.4%

1,842	Ally Financial Inc	61,725
7,538	American Express Co	1,044,918
	Total Consumer Finance	1,106,643

	Containers & Packaging – 0.4%

1,196	AptarGroup Inc	123,439
8,328	Ardagh Metal Packaging SA	50,801
3,220	Avery Dennison Corp	521,221
860	Berry Global Group Inc (2)	46,991
1,261	Crown Holdings Inc	116,226
4,826	Graphic Packaging Holding Co	98,933
2,023	Silgan Holdings Inc	83,651
2,568	Sonoco Products Co	146,479
	Total Containers & Packaging	1,187,741

Shares	Description (1)	Value

	Diversified Financial Services – 1.9%

1,611	Apollo Global Management Inc	$78,101
17,656	Berkshire Hathaway Inc, Class B (2)	4,820,441
3,318	Equitable Holdings Inc	86,500
1,609	Voya Financial Inc	95,784
	Total Diversified Financial Services	5,080,826

	Diversified Telecommunication Services – 1.5%

80,112	AT&T Inc	1,679,148
45,978	Verizon Communications Inc	2,333,383
	Total Diversified Telecommunication Services	4,012,531

	Electric Utilities – 1.2%

3,632	ALLETE Inc	213,489
2,505	Avangrid Inc	115,531
13,297	Duke Energy Corp	1,425,571
4,531	Hawaiian Electric Industries Inc	185,318
3,171	IDACORP Inc	335,872
1,433	MGE Energy Inc	111,530
4,414	OGE Energy Corp	170,204
1,751	Otter Tail Corp	117,545
5,647	PNM Resources Inc	269,814
7,150	Portland General Electric Co	345,559
	Total Electric Utilities	3,290,433

	Electrical Equipment – 0.9%

5,829	Eaton Corp PLC	734,396
8,927	Emerson Electric Co	710,054
744	Hubbell Inc	132,863
4,452	nVent Electric PLC	139,481
537	Regal Rexnord Corp	60,960
2,492	Rockwell Automation Inc	496,681
1,678	Sensata Technologies Holding PLC	69,318
	Total Electrical Equipment	2,343,753

	Electronic Equipment, Instruments & Components – 0.4%

1,177	Arrow Electronics Inc (2)	131,930
1,858	Avnet Inc	79,671
914	Cognex Corp	38,863
18,044	Corning Inc	568,566
1,351	Jabil Inc	69,185
422	Littelfuse Inc	107,205
1,557	National Instruments Corp	48,625
486	TD SYNNEX Corp	44,275
	Total Electronic Equipment, Instruments & Components	1,088,320

	Energy Equipment & Services – 0.4%

1,887	ChampionX Corp	37,457
1,072	Dril-Quip Inc (2)	27,658
1,243	Helmerich & Payne Inc	53,524
12,922	NOV Inc	218,511
4,365	Patterson-UTI Energy Inc	68,792
11,657	Schlumberger NV	416,854
2,888	Technip Energies NV, ADR, (2),(4)	35,782
8,230	TechnipFMC PLC (2)	55,388
16,647	Transocean Ltd (2)	55,435
	Total Energy Equipment & Services	969,401

	Entertainment – 1.2%

1,257	AMC Entertainment Holdings Inc, Class A (2),(4)	17,032
4,361	Electronic Arts Inc	530,516
1,168	Liberty Media Corp-Liberty Formula One, Class C (2)	74,133
4,304	Netflix Inc (2)	752,640

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Entertainment (continued)

16,984	Walt Disney Co (2)	$1,603,290
19,380	Warner Bros Discovery Inc (2)	260,080
	Total Entertainment	3,237,691

	Equity Real Estate Investment Trust – 3.1%

7,301	Acadia Realty Trust	114,042
1,995	Agree Realty Corp	143,899
4,624	American Homes 4 Rent, Class A	163,875
4,541	American Tower Corp	1,160,634
1,674	Apartment Income REIT Corp	69,638
5,269	Apple Hospitality REIT Inc	77,296
4,774	Brandywine Realty Trust	46,021
4,722	Brixmor Property Group Inc	95,432
3,021	Broadstone Net Lease Inc	61,961
1,563	Camden Property Trust	210,192
3,338	Corporate Office Properties Trust	87,422
2,572	Cousins Properties Inc	75,180
4,593	Crown Castle International Corp	773,369
601	EastGroup Properties Inc	92,752
14,750	Empire State Realty Trust Inc, Class A	103,692
947	Equinix Inc	622,198
2,548	Equity Commonwealth	70,146
2,806	Equity LifeStyle Properties Inc	197,739
2,766	First Industrial Realty Trust Inc	131,330
1,529	Gaming and Leisure Properties Inc	70,120
2,811	Healthcare Realty Trust Inc	76,459
3,146	Healthcare Trust of America Inc, Class A	87,805
2,487	Highwoods Properties Inc	85,031
1,750	Hudson Pacific Properties Inc	25,970
144	Innovative Industrial Properties Inc	15,821
5,001	Invitation Homes Inc	177,936
2,704	JBG SMITH Properties	63,923
1,482	Kilroy Realty Corp	77,553
561	Lamar Advertising Co, Class A	49,351
2,182	Life Storage Inc	243,642
4,548	LXP Industrial Trust	48,845
2,787	Macerich Co	24,275
3,371	National Retail Properties Inc	144,953
1,038	National Storage Affiliates Trust	51,973
1,904	Omega Healthcare Investors Inc	53,674
27,284	Paramount Group Inc	197,263
6,410	Park Hotels & Resorts Inc	86,984
7,431	Pebblebrook Hotel Trust	123,132
7,410	Physicians Realty Trust	129,304
5,697	Piedmont Office Realty Trust Inc, Class A	74,745
694	PS Business Parks Inc	129,882
7,659	Retail Opportunity Investments Corp	120,859
2,204	Rexford Industrial Realty Inc	126,928
3,073	RLJ Lodging Trust	33,895
8,449	Sabra Health Care REIT Inc	118,033
1,070	Seritage Growth Properties (2)	5,575
2,605	Service Properties Trust	13,624
4,261	SITE Centers Corp	57,396
3,186	SL Green Realty Corp	147,034
2,225	Spirit Realty Capital Inc	84,060
2,613	STAG Industrial Inc	80,689
2,447	STORE Capital Corp	63,818
4,169	Summit Hotel Properties Inc (2)	30,309
1,134	Sun Communities Inc	180,714
1,471	Terreno Realty Corp	81,979
4,316	Ventas Inc	221,972
5,572	Veris Residential Inc (2)	73,773
3,426	VICI Properties Inc	102,061
2,890	WP Carey Inc	239,465
2,214	Xenia Hotels & Resorts Inc (2)	32,169
	Total Equity Real Estate Investment Trust	8,149,812

Shares	Description (1)	Value

	Food & Staples Retailing – 0.7%

362	Casey’s General Stores Inc	$66,963
15,426	Walmart Inc	1,875,493
	Total Food & Staples Retailing	1,942,456

	Food Products – 0.5%

12,387	Archer-Daniels-Midland Co	961,231
884	Bunge Ltd (2)	80,170
3,774	Flowers Foods Inc	99,332
2,671	Hostess Brands Inc (2)	56,652
907	Ingredion Inc	79,961
545	J & J Snack Foods Corp	76,115
427	Lancaster Colony Corp	54,989
880	Post Holdings Inc (2)	72,468
	Total Food Products	1,480,918

	Gas Utilities – 0.3%

876	Chesapeake Utilities Corp	113,486
1,299	National Fuel Gas Co	85,799
2,125	New Jersey Resources Corp	94,626
1,701	ONE Gas Inc	138,104
860	Southwest Gas Holdings Inc	74,889
2,325	Spire Inc	172,910
3,872	UGI Corp	149,498
	Total Gas Utilities	829,312

	Health Care Equipment & Supplies – 2.3%

19,910	Abbott Laboratories	2,163,221
25,472	Boston Scientific Corp (2)	949,341
3,220	Dexcom Inc (2)	239,987
450	Enovis Corp (2)	24,750
821	Globus Medical Inc, Class A (2)	46,091
216	Insulet Corp (2)	47,075
1,151	Integra LifeSciences Holdings Corp (2)	62,189
4,778	Intuitive Surgical Inc (2)	958,992
285	Masimo Corp (2)	37,241
17,840	Medtronic PLC	1,601,140
352	Omnicell Inc (2)	40,040
	Total Health Care Equipment & Supplies	6,170,067

	Health Care Providers & Services – 4.2%

699	Acadia Healthcare Co Inc (2)	47,273
149	Chemed Corp	69,939
13,155	CVS Health Corp	1,218,942
4,100	Elevance Health Inc	1,978,578
989	Encompass Health Corp	55,434
2,553	Humana Inc	1,194,983
1,646	Laboratory Corp of America Holdings	385,757
1,600	McKesson Corp	521,936
321	Molina Healthcare Inc (2)	89,755
1,213	Tenet Healthcare Corp (2)	63,755
10,938	UnitedHealth Group Inc	5,618,085
	Total Health Care Providers & Services	11,244,437

	Health Care Technology – 0.0%

2,831	Change Healthcare Inc (2)	65,283
465	Veeva Systems Inc, Class A (2)	92,088
	Total Health Care Technology	157,371

	Hotels, Restaurants & Leisure – 2.0%

344	Airbnb Inc (2)	30,643
1,826	Aramark	55,930
481	Booking Holdings Inc (2)	841,264

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

2,044	Caesars Entertainment Inc (2)	$78,285
714	Choice Hotels International Inc	79,704
278	Churchill Downs Inc	53,245
1,128	Hilton Grand Vacations Inc (2)	40,303
980	Hyatt Hotels Corp, Class A (2)	72,432
10,125	McDonald’s Corp	2,499,660
3,463	Norwegian Cruise Line Holdings Ltd (2)	38,509
1,730	Penn National Gaming Inc (2)	52,627
2,213	Royal Caribbean Cruises Ltd (2)	77,256
15,767	Starbucks Corp	1,204,441
173	Vail Resorts Inc	37,723
2,415	Wendy’s Co	45,595
955	Wyndham Hotels & Resorts Inc	62,763
1,140	Yum China Holdings Inc	55,290
	Total Hotels, Restaurants & Leisure	5,325,670

	Household Durables – 0.2%

5,382	KB Home	153,172
1,448	Leggett & Platt Inc	50,072
491	Meritage Homes Corp (2)	35,598
2,220	Taylor Morrison Home Corp (2)	51,859
4,004	Tempur Sealy International Inc	85,565
1,454	Toll Brothers Inc	64,848
219	TopBuild Corp (2)	36,608
	Total Household Durables	477,722

	Household Products – 2.2%

13,283	Colgate-Palmolive Co	1,064,500
8,653	Kimberly-Clark Corp	1,169,453
24,802	Procter & Gamble Co	3,566,279
1,619	Reynolds Consumer Products Inc	44,150
	Total Household Products	5,844,382

	Independent Power & Renewable Electricity Producers – 0.1%

617	Sunnova Energy International Inc (2)	11,371
8,660	Vistra Corp	197,881
	Total Independent Power & Renewable Electricity Producers	209,252

	Industrial Conglomerates – 1.2%

9,198	3M Co	1,190,313
11,326	Honeywell International Inc	1,968,572
	Total Industrial Conglomerates	3,158,885

	Insurance – 1.9%

226	Alleghany Corp (2)	188,281
683	American Financial Group Inc/OH	94,807
3,629	Arch Capital Group Ltd (2)	165,083
5,688	Arthur J Gallagher & Co	927,372
1,126	Axis Capital Holdings Ltd	64,283
2,869	CNA Financial Corp	128,818
3,671	CNO Financial Group Inc	66,408
774	First American Financial Corp	40,960
863	Hanover Insurance Group Inc	126,214
134	Markel Corp (2)	173,295
8,946	Marsh & McLennan Cos Inc	1,388,867
6,140	Old Republic International Corp	137,290
548	Primerica Inc	65,590
1,511	Reinsurance Group of America Inc	177,225
503	RenaissanceRe Holdings Ltd	78,654
654	RLI Corp	76,250
1,002	Selective Insurance Group Inc	87,114
6,781	Travelers Cos Inc	1,146,871
3,092	Unum Group	105,190
	Total Insurance	5,238,572

Shares	Description (1)	Value

	Interactive Media & Services – 5.6%

2,629	Alphabet Inc, Class C (2), (3)	$5,750,806
2,553	Alphabet Inc, Class A (2), (3)	5,563,651
21,101	Meta Platforms Inc, Class (2)	3,402,536
6,642	Twitter Inc (2)	248,344
	Total Interactive Media & Services	14,965,337

	Internet & Direct Marketing Retail – 3.2%

77,160	Amazon.com Inc (2), (3)	8,195,163
9,207	eBay Inc	383,656
	Total Internet & Direct Marketing Retail	8,578,819

	IT Services – 3.9%

6,194	Accenture PLC, Class A	1,719,764
1,592	Amdocs Ltd	132,630
411	Block Inc (2)	25,260
9,519	Fidelity National Information Services Inc	872,607
789	GoDaddy Inc, Class A (2)	54,883
8,929	Mastercard Inc, Class A (3)	2,816,921
1,008	Maximus Inc	63,010
258	Okta Inc (2)	23,323
11,603	PayPal Holdings Inc (2)	810,354
151	Snowflake Inc, Class A (2)	20,998
1,934	SS&C Technologies Holdings Inc	112,308
2,401	VeriSign Inc (2)	401,759
17,979	Visa Inc, Class A	3,539,885
3,260	Western Union Co	53,692
	Total IT Services	10,647,394

	Leisure Products – 0.0%

2,412	Mattel Inc (2)	53,860

	Life Sciences Tools & Services – 1.4%

3,753	Agilent Technologies Inc	445,744
1,708	Avantor Inc (2)	53,119
869	Bio-Techne Corp	301,230
1,004	Bruker Corp	63,011
1,483	Illumina Inc (2)	273,406
1,171	QIAGEN NV (2)	55,271
4,185	Thermo Fisher Scientific Inc	2,273,627
760	Waters Corp (2)	251,545
	Total Life Sciences Tools & Services	3,716,953

	Machinery – 2.4%

697	AGCO Corp	68,794
7,025	Caterpillar Inc	1,255,789
864	Crane Holdings Co	75,652
3,551	Cummins Inc	687,225
4,362	Deere & Co	1,306,288
1,802	Donaldson Co Inc	86,748
450	Esab Corp (2)	19,687
2,609	Federal Signal Corp	92,880
1,391	Franklin Electric Co Inc	101,905
2,070	Graco Inc	122,979
7,660	Illinois Tool Works Inc	1,396,035
1,649	ITT Inc	110,879
1,020	Lincoln Electric Holdings Inc	125,827
884	Nordson Corp	178,957
833	Oshkosh Corp	68,423
2,194	Snap-on Inc	432,284
1,290	Timken Co	68,434
1,321	Toro Co	100,119
496	Watts Water Technologies Inc, Class A	60,929
	Total Machinery	6,359,834

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Media – 1.0%

37	Cable One Inc	$47,705
52,511	Comcast Corp, Class A	2,060,531
939	Liberty Broadband Corp, Class C (2)	108,586
1,733	Liberty Media Corp-Liberty SiriusXM (2)	62,475
369	Nexstar Media Group Inc	60,103
15,383	Sirius XM Holdings Inc (4)	94,298
7,195	TEGNA Inc	150,879
	Total Media	2,584,577

	Metals & Mining – 0.4%

18,887	Freeport-McMoRan Inc	552,634
555	Reliance Steel & Aluminum Co	94,272
714	Royal Gold Inc	76,241
2,973	Southern Copper Corp	148,085
2,415	Steel Dynamics Inc	159,752
	Total Metals & Mining	1,030,984

	Mortgage Real Estate Investment Trust – 0.1%

4,596	AGNC Investment Corp	50,878
10,864	Annaly Capital Management Inc	64,206
2,490	Starwood Property Trust Inc REIT	52,016
	Total Mortgage Real Estate Investment Trust	167,100

	Multiline Retail – 0.3%

6,058	Target Corp	855,571

	Multi-Utilities – 0.4%

3,870	Avista Corp	168,384
1,438	Black Hills Corp	104,643
7,261	Consolidated Edison Inc	690,521
2,312	NorthWestern Corp	136,246
	Total Multi-Utilities	1,099,794

	Oil, Gas & Consumable Fuels – 3.0%

4,761	Antero Midstream Corp	43,087
2,207	Antero Resources Corp (2)	67,644
1,087	Cheniere Energy Inc	144,604
18,598	Chevron Corp	2,692,618
4,084	CNX Resources Corp (2)	67,223
5,980	Comstock Resources Inc (2)	72,238
1,025	Continental Resources Inc	66,984
7,795	Coterra Energy Inc	201,033
5,230	Devon Energy Corp	288,225
6,783	DHT Holdings Inc	41,580
4,216	EOG Resources Inc	465,615
1,982	EQT Corp	68,181
4,475	Equitrans Midstream Corp	28,461
4,410	Frontline Ltd/Bermuda (2)	39,073
5,508	HF Sinclair Corp	248,741
20,994	Marathon Oil Corp	471,945
10,200	Marathon Petroleum Corp	838,542
6,966	Murphy Oil Corp	210,303
7,370	Occidental Petroleum Corp	433,946
4,403	Ovintiv Inc	194,569
5,237	PBF Energy Inc, Class A (2)	151,978
2,566	PDC Energy Inc	158,091
8,289	Phillips 66	679,615
4,093	Range Resources Corp (2)	101,302
2,100	Scorpio Tankers Inc	72,471
2,040	SM Energy Co	69,748
14,618	Southwestern Energy Co (2)	91,362
2,864	Talos Energy Inc (2)	44,306
	Total Oil, Gas & Consumable Fuels	8,053,485

Shares	Description (1)	Value

	Paper & Forest Products – 0.0%

658	Louisiana-Pacific Corp	$34,486

	Personal Products – 0.0%

1,115	BellRing Brands Inc (2)	27,752
5,617	Olaplex Holdings Inc (2)	79,144
	Total Personal Products	106,896

	Pharmaceuticals – 4.7%

7,744	Eli Lilly & Co	2,510,837
1,326	Jazz Pharmaceuticals PLC (2)	206,869
26,212	Johnson & Johnson (3)	4,652,892
26,004	Merck & Co Inc	2,370,785
55,221	Pfizer Inc (3)	2,895,237
1,490	Royalty Pharma PLC, Class A	62,640
	Total Pharmaceuticals	12,699,260

	Professional Services – 0.2%

558	ASGN Inc (2)	50,360
969	Booz Allen Hamilton Holding Corp	87,559
270	CACI International Inc, Class A (2)	76,081
1,040	CoStar Group Inc (2)	62,826
488	Exponent Inc	44,637
1,196	KBR Inc	57,874
596	Science Applications International Corp	55,488
1,386	TransUnion	110,866
	Total Professional Services	545,691

	Real Estate Management & Development – 0.1%

1,786	Anywhere Real Estate Inc (2)	17,556
588	eXp World Holdings Inc (4)	6,921
538	Howard Hughes Corp (2)	36,611
654	Jones Lang LaSalle Inc (2)	114,358
2,209	Kennedy-Wilson Holdings Inc	41,839
	Total Real Estate Management & Development	217,285

	Road & Rail – 0.9%

121	AMERCO	57,866
979	Knight-Swift Transportation Holdings Inc	45,318
505	Landstar System Inc	73,437
2,429	Schneider National Inc, Class B	54,361
1,498	Uber Technologies Inc (2)	30,649
9,444	Union Pacific Corp	2,014,216
1,807	Werner Enterprises Inc	69,642
	Total Road & Rail	2,345,489

	Semiconductors & Semiconductor Equipment – 4.4%

13,679	Advanced Micro Devices Inc (2)	1,046,033
8,397	Analog Devices Inc	1,226,718
196	ASML Holding NV	93,272
580	Diodes Inc (2)	37,451
1,112	Enphase Energy Inc (2)	217,107
743	Entegris Inc	68,453
1,162	GlobalFoundries Inc (2)	46,875
40,583	Intel Corp	1,518,210
741	Lattice Semiconductor Corp (2)	35,938
1,025	Marvell Technology Inc	44,618
9,964	Microchip Technology Inc	578,709
650	MKS Instruments Inc	66,709
360	Monolithic Power Systems Inc	138,254
22,301	NVIDIA Corp (3)	3,380,609
973	ON Semiconductor Corp (2)	48,952
11,276	QUALCOMM Inc	1,440,396

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

644	Semtech Corp (2)	$35,401
352	Silicon Laboratories Inc (2)	49,357
11,924	Texas Instruments Inc	1,832,123
	Total Semiconductors & Semiconductor Equipment	11,905,185

	Software – 9.1%

3,169	Adobe Inc (2)	1,160,044
249	Atlassian Corp PLC, Class A (2)	46,663
2,833	Autodesk Inc (2)	487,163
2,276	Black Knight Inc (2)	148,828
499	Blackline Inc (2)	33,233
5,008	CDK Global Inc	274,288
330	Datadog Inc, Class A (2)	31,429
365	DocuSign Inc (2)	20,944
2,055	Dropbox Inc, Class A (2)	43,134
866	Dynatrace Inc (2)	34,155
135	Fair Isaac Corp (2)	54,121
5,635	Fortinet Inc (2)	318,828
721	Guidewire Software Inc (2)	51,184
79	HubSpot Inc (2)	23,751
2,352	Intuit Inc	906,555
66,073	Microsoft Corp (3)	16,969,529
55	MicroStrategy Inc, Class A (2), (4)	9,037
16,855	Oracle Corp	1,177,659
180	Palo Alto Networks Inc (2)	88,909
592	Pegasystems Inc	28,321
454	Rapid7 Inc (2)	30,327
8,882	Salesforce Inc (2)	1,465,885
1,962	ServiceNow Inc (2)	932,970
558	Splunk Inc (2)	49,361
1,105	Verint Systems Inc (2)	46,797
474	Workday Inc, Class A (2)	66,161
219	Zscaler Inc (2)	32,743
	Total Software	24,532,019

	Specialty Retail – 2.3%

3,818	Best Buy Co Inc	248,896
291	Burlington Stores Inc (2)	39,643
113	Dick’s Sporting Goods Inc	8,517
280	Five Below Inc (2)	31,760
517	Floor & Decor Holdings Inc, Class A (2)	32,550
11,249	Home Depot Inc	3,085,263
8,430	Lowe’s Cos Inc	1,472,468
542	Penske Automotive Group Inc	56,742
19,493	TJX Cos Inc	1,088,684
2,594	Urban Outfitters Inc (2)	48,404
	Total Specialty Retail	6,112,927

	Technology Hardware, Storage & Peripherals – 6.9%

134,273	Apple Inc (3)	18,357,805
1,850	Dell Technologies Inc, Class C	85,488
	Total Technology Hardware, Storage & Peripherals	18,443,293

	Textiles, Apparel & Luxury Goods – 0.5%

896	Columbia Sportswear Co	64,136
154	Deckers Outdoor Corp (2)	39,324
1,936	Kontoor Brands Inc	64,604
12,444	NIKE Inc, Class B	1,271,777
1,536	Skechers USA Inc, Class A (2)	54,651
	Total Textiles, Apparel & Luxury Goods	1,494,492

Shares	Description (1)			Value

	Thrifts & Mortgage Finance – 0.1%

2,768	MGIC Investment Corp			$34,877
10,698	New York Community Bancorp Inc			97,673
440	PennyMac Financial Services Inc			19,232
1,111	Radian Group Inc			21,831
3,026	TFS Financial Corp			41,547
	Total Thrifts & Mortgage Finance			215,160

	Tobacco – 0.9%

20,615	Altria Group Inc			861,089
16,845	Philip Morris International Inc			1,663,275
	Total Tobacco			2,524,364

	Trading Companies & Distributors – 0.3%

635	Applied Industrial Technologies Inc			61,068
911	MSC Industrial Direct Co Inc, Class A			68,425
271	SiteOne Landscape Supply Inc (2)			32,214
394	Watsco Inc			94,095
1,505	WW Grainger Inc			683,917
	Total Trading Companies & Distributors			939,719

	Water Utilities – 0.1%

1,309	American States Water Co			106,697
1,428	California Water Service Group			79,325
3,897	Essential Utilities Inc			178,677
	Total Water Utilities			364,699

	Wireless Telecommunication Services – 0.0%

1,094	United States Cellular Corp (2)			31,683
	Total Common Stocks (cost $124,460,910)			265,579,313

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS – 3.0%

43,000	Vanguard Total Stock Market ETF (4)			$8,110,660
	Total Exchange-Traded Funds (cost $8,232,897)			8,110,660
	Total Long-Term Investments (cost $132,693,807)			273,689,973

Shares	Description (1)			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%

	MONEY MARKET FUNDS – 0.2%

447,227	State Street Navigator Securities Lending Government Money Market Portfolio (5)	1.540% (6)		$447,227
	Total Investments Purchased with Collateral from Securities Lending (cost $447,227)			447,227

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 2.1%

$5,551	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $5,550,958, collateralized by $4,867,900, U.S. Treasury Inflation Index Note, 0.500%, due 1/15/28, value $5,662,034	0.240%	7/01/22	$5,550,958
	Total Short-Term Investments (cost $5,550,958)			5,550,958
	Total Investments (cost $138,691,992) – 104.1%			279,688,158
	Other Assets Less Liabilities – (4.1)% (7)			(10,952,684)
	Net Assets – 100%			$268,735,474

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022

(Unaudited)

Investments in Derivatives

Options Purchased

Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Cboe Volatility Index SPX Volatility Index	Put	150	$330,000	$22	7/20/22	$375
Total Options Purchased (premiums paid $10,732)		150	$330,000			$375

Options Written

Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(370)	$(135,235,000)	$3,655	7/15/22	$(6,132,750)
S&P 500® Index	Call	(25)	(9,187,500)	3,675	7/15/22	(376,625)
S&P 500® Index	Put	(30)	(11,100,000)	3,700	7/15/22	(135,300)
Total Options Written (premiums received $5,130,392)		(425)	$(155,522,500)			$(6,644,675)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $433,435.

(5)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the one-day yield as of the end of the reporting period.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	Exchange-traded, unless otherwise noted.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

Cboe	Chicago Board Options Exchange

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

See accompanying notes to financial statements.

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.4%

	COMMON STOCKS – 99.3%

	Air Freight & Logistics – 0.1%

2,647	FedEx Corp	$600,101

	Airlines – 0.2%

26,595	Delta Air Lines Inc (2)	770,457
6,558	Ryanair Holdings PLC, Sponsored ADR (2)	441,025
25,632	Southwest Airlines Co (2)	925,828
	Total Airlines	2,137,310

	Auto Components – 0.1%

23,148	Gentex Corp	647,449
4,110	Lear Corp	517,408
	Total Auto Components	1,164,857

	Automobiles – 4.3%

101,941	Ford Motor Co	1,134,604
110,670	Lucid Group Inc (2),(3)	1,899,097
61,560	Tesla Inc (2)	41,455,735
	Total Automobiles	44,489,436

	Beverages – 2.1%

28,086	Brown-Forman Corp, Class B	1,970,514
5,525	Celsius Holdings Inc (2)	360,561
114,738	Coca-Cola Co	7,218,168
133,325	Monster Beverage Corp (2)	12,359,227
	Total Beverages	21,908,470

	Biotechnology – 4.9%

90,324	Amgen Inc (4)	21,975,829
176,343	Gilead Sciences Inc	10,899,761
11,093	Ionis Pharmaceuticals Inc (2)	410,663
42,980	Moderna Inc (2)	6,139,693
18,035	Regeneron Pharmaceuticals Inc (2)	10,661,030
3,808	United Therapeutics Corp (2)	897,317
	Total Biotechnology	50,984,293

	Capital Markets – 0.9%

10,021	Moody’s Corp	2,725,411
23,851	Morgan Stanley	1,814,107
9,235	S&P Global Inc	3,112,749
12,582	SEI Investments Co	679,680
5,699	T Rowe Price Group Inc	647,463
	Total Capital Markets	8,979,410

	Chemicals – 0.3%

6,204	Ecolab Inc	953,927
9,155	Sherwin-Williams Co	2,049,896
	Total Chemicals	3,003,823

	Commercial Services & Supplies – 0.8%

26,367	Copart Inc (2)	2,865,038
8,008	IAA Inc (2)	262,422

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

15,503	Tetra Tech Inc	$2,116,935
8,329	Waste Connections Inc	1,032,463
10,605	Waste Management Inc	1,622,353
	Total Commercial Services & Supplies	7,899,211

	Communications Equipment – 2.6%

608,345	Cisco Systems Inc	25,939,831
5,262	F5 Inc (2)	805,296
	Total Communications Equipment	26,745,127

	Containers & Packaging – 0.1%

20,014	Ball Corp	1,376,363

	Distributors – 0.3%

9,398	Pool Corp	3,300,859

	Diversified Consumer Services – 0.3%

42,126	Service Corp International/US	2,911,749

	Diversified Financial Services – 0.4%

15,690	Berkshire Hathaway Inc, Class B (2)	4,283,684

	Electric Utilities – 0.2%

29,062	NextEra Energy Inc	2,251,142
26,822	PG&E Corp (2)	267,684
	Total Electric Utilities	2,518,826

	Electrical Equipment – 0.2%

9,512	Rockwell Automation Inc	1,895,837

	Electronic Equipment, Instruments & Components – 0.2%

10,486	Keysight Technologies Inc (2)	1,445,495
12,059	National Instruments Corp	376,603
	Total Electronic Equipment, Instruments & Components	1,822,098

	Energy Equipment & Services – 0.0%

5,484	Select Energy Services Inc, Class A (2)	37,401

	Entertainment – 0.0%

41,180	AMC Entertainment Holdings Inc, Class A (2),(3)	557,989

	Equity Real Estate Investment Trust – 0.3%

62,781	CubeSmart	2,682,004

	Food & Staples Retailing – 1.3%

4,001	Casey’s General Stores Inc	740,105
210,528	HF Foods Group Inc (2)	1,098,956
44,413	Kroger Co	2,102,067
22,661	Sysco Corp	1,919,613
19,549	US Foods Holding Corp (2)	599,764
56,581	Walmart Inc	6,879,118
	Total Food & Staples Retailing	13,339,623

	Food Products – 1.2%

10,258	Archer-Daniels-Midland Co	796,021
23,113	Beyond Meat Inc (2),(3)	553,325
70,834	Bridgford Foods Corp (2)	933,592
24,581	Hershey Co	5,288,848
16,902	Hormel Foods Corp	800,479
22,636	Laird Superfood Inc (2)	43,235
49,425	McCormick & Co Inc/MD	4,114,631
12,047	Vital Farms Inc (2)	105,411
	Total Food Products	12,635,542

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.6%

69,911	Abbott Laboratories	$7,595,830
3,843	Becton Dickinson and Co	947,415
768	Embecta Corp (2)	19,446
17,865	LENSAR Inc (2)	116,301
47,589	NuVasive Inc (2)	2,339,475
514	Shockwave Medical Inc (2)	98,262
19,914	Stryker Corp	3,961,492
62,738	Venus Concept Inc (2)	29,098
10,688	Zimmer Biomet Holdings Inc	1,122,881
3,702	Zimvie Inc (2)	59,269
	Total Health Care Equipment & Supplies	16,289,469

	Health Care Providers & Services – 0.5%

4,308	McKesson Corp	1,405,313
5,579	UnitedHealth Group Inc	2,865,542
7,651	Universal Health Services Inc, Class B	770,532
	Total Health Care Providers & Services	5,041,387

	Hotels, Restaurants & Leisure – 1.5%

6,648	Booking Holdings Inc (2)	11,627,286
21,002	Darden Restaurants Inc	2,375,746
28,119	Restaurant Brands International Inc	1,410,168
	Total Hotels, Restaurants & Leisure	15,413,200

	Household Durables – 0.1%

43,730	KB Home	1,244,556

	Insurance – 0.1%

23,048	Fidelity National Financial Inc	851,854

	Interactive Media & Services – 12.7%

25,775	Alphabet Inc, Class A (2), (4)	56,170,426
16,998	Alphabet Inc, Class C (2)	37,182,275
17,171	IAC/InterActiveCorp (2)	1,304,481
41,518	Match Group Inc (2)	2,893,389
196,403	Meta Platforms Inc, Class (2)	31,669,984
49,738	Twitter Inc (2)	1,859,704
27,877	Vimeo Inc (2)	167,820
	Total Interactive Media & Services	131,248,079

	Internet & Direct Marketing Retail – 8.6%

648,064	Amazon.com Inc (2),(4)	68,830,877
476,707	eBay Inc	19,864,381
	Total Internet & Direct Marketing Retail	88,695,258

	IT Services – 1.9%

18,183	BigCommerce Holdings Inc (2)	294,565
9,762	Cloudflare Inc, Class A (2)	427,087
42,378	Jack Henry & Associates Inc	7,628,888
165,979	PayPal Holdings Inc (2)	11,591,973
	Total IT Services	19,942,513

	Leisure Products – 0.0%

59,882	Peloton Interactive Inc, Class A (2)	549,717

	Life Sciences Tools & Services – 0.9%

16,855	Agilent Technologies Inc	2,001,868
8,892	Charles River Laboratories International Inc (2)	1,902,621
21,697	Danaher Corp	5,500,624
	Total Life Sciences Tools & Services	9,405,113

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Machinery – 0.2%

10,028	Caterpillar Inc	$1,792,605
10,172	Fortive Corp	553,154
	Total Machinery	2,345,759

	Media – 3.3%

2,283	Cable One Inc	2,943,518
692,529	Comcast Corp, Class A	27,174,838
168,489	comScore Inc (2)	347,087
62,041	News Corp, Class B	985,832
79,629	News Corp, Class A	1,240,620
18,730	Paramount Global	462,256
45,680	Saga Communications Inc, Class A	1,135,148
	Total Media	34,289,299

	Multiline Retail – 0.3%

19,983	Target Corp	2,822,199

	Oil, Gas & Consumable Fuels – 0.3%

311,284	Clean Energy Fuels Corp (2)	1,394,553
37,282	Peabody Energy Corp (2)	795,225
13,845	Ranger Oil Corp, Class A (2)	455,085
123,234	Tellurian Inc (2)	367,237
	Total Oil, Gas & Consumable Fuels	3,012,100

	Personal Products – 0.0%

126,539	NewAge Inc (2)	28,345

	Pharmaceuticals – 0.1%

11,759	Bristol-Myers Squibb Co	905,443
18,188	Rockwell Medical Inc (2),(3)	23,462
	Total Pharmaceuticals	928,905

	Professional Services – 0.3%

11,037	ManpowerGroup Inc	843,337
25,799	Robert Half International Inc	1,932,087
	Total Professional Services	2,775,424

	Semiconductors & Semiconductor Equipment – 13.9%

166,423	Advanced Micro Devices Inc (2)	12,726,367
123,009	Analog Devices Inc	17,970,385
200,364	Applied Materials Inc	18,229,117
2,109	Enphase Energy Inc (2)	411,761
422,722	Intel Corp	15,814,030
3,449	Monolithic Power Systems Inc	1,324,554
229,467	NVIDIA Corp	34,784,902
103,235	ON Semiconductor Corp (2)	5,193,753
41,083	Power Integrations Inc	3,081,636
190,701	QUALCOMM Inc	24,360,146
26,956	Silicon Laboratories Inc (2)	3,779,770
2,620	SiTime Corp (2)	427,138
34,851	Skyworks Solutions Inc	3,228,597
31,287	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR (2)	2,557,712
9,407	Wolfspeed Inc (2)	596,874
	Total Semiconductors & Semiconductor Equipment	144,486,742

	Software – 18.5%

29,879	ANSYS Inc (2)	7,149,746
55,282	Autodesk Inc (2)	9,506,293
39,633	Black Knight Inc (2)	2,591,602
11,614	CDK Global Inc	636,099
14,396	Crowdstrike Holdings Inc, Class A (2)	2,426,590
15,872	Datadog Inc, Class A (2)	1,511,649

Shares	Description (1)			Value

	Software (continued)

67,810	Fortinet Inc (2)			$3,836,690
527,790	Microsoft Corp (4)			135,552,306
115,511	Nutanix Inc, Class A (2)			1,689,926
22,586	Open Text Corp			854,654
67,979	Oracle Corp			4,749,693
7,344	Palo Alto Networks Inc (2)			3,627,495
41,179	PTC Inc (2)			4,378,975
34,197	Salesforce Inc (2)			5,643,873
3,480	ServiceNow Inc (2)			1,654,810
2,398	Sprout Social Inc, Class A (2)			139,252
88,342	Sumo Logic Inc (2)			661,681
1,581	Tenable Holdings Inc (2)			71,793
1,572	Trade Desk Inc, Class A (2)			65,851
1,363	Zendesk Inc (2)			100,957
44,126	Zoom Video Communications Inc, Class A (2)			4,764,284
	Total Software			191,614,219

	Specialty Retail – 0.6%

4,707	Advance Auto Parts Inc			814,734
940	AutoZone Inc (2)			2,020,173
1,904	Bed Bath & Beyond Inc (2)			9,463
20,239	CarMax Inc (2)			1,831,225
20,411	Dick’s Sporting Goods Inc (3)			1,538,377
17,348	Urban Outfitters Inc (2)			323,714
	Total Specialty Retail			6,537,686

	Technology Hardware, Storage & Peripherals – 12.9%

974,531	Apple Inc (4)			133,237,879
6,751	NetApp Inc			440,435
	Total Technology Hardware, Storage & Peripherals			133,678,314

	Textiles, Apparel & Luxury Goods – 0.1%

2,284	PVH Corp			129,959
18,741	Skechers USA Inc, Class A (2)			666,805
	Total Textiles, Apparel & Luxury Goods			796,764

	Wireless Telecommunication Services – 0.1%

49,835	Gogo Inc (2)			806,829
25,982	Spok Holdings Inc			163,686
	Total Wireless Telecommunication Services			970,515
	Total Common Stocks (cost $445,819,129)			1,028,241,430

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS – 3.1%

5,000	Invesco QQQ Trust Series 1 (3)			$1,401,400
160,000	Vanguard Total Stock Market ETF			30,179,200
	Total Exchange-Traded Funds (cost $32,185,915)			31,580,600
	Total Long-Term Investments (cost $478,005,044)			1,059,822,030

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	MONEY MARKET FUNDS – 0.4%

4,521,847	State Street Navigator Securities Lending Government Money Market Portfolio (5)	1.540%	(6)	$4,521,847
	Total Investments Purchased with Collateral from Securities Lending (cost $4,521,847)			4,521,847

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.2%

	REPURCHASE AGREEMENTS – 2.2%

$22,508	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $22,508,483, collateralized by $8,782,200, U.S. Treasury Note, 0.500%, due 10/31/27, value $7,635,445; collateralized by $17,698,100, U.S. Treasury Note, 0.375%, due 9/30/27, value $15,323,287	0.240%	7/01/22	$22,508,483
	Total Short-Term Investments (cost $22,508,483)			22,508,483
	Total Investments (cost $505,035,374) – 105.0%			1,086,852,360
	Other Assets Less Liabilities – (5.0)% (7)			(51,482,040)
	Net Assets – 100%			$1,035,370,320

Investments in Derivatives

Options Purchased

Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Cboe Volatility Index (premiums paid $21,465)	Put	300	$660,000	$22	7/20/22	$750

Options Written

Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Invesco China Technology ETF (10)	Call	(500)	$(14,250,000)	$285	7/15/22	$(262,223)
Invesco China Technology ETF (10)	Call	(500)	(14,500,000)	290	7/15/22	(168,959)
NASDAQ 100 Stock Index	Call	(450)	(501,750,000)	11,150	7/15/22	(22,731,750)
NASDAQ 100 Stock Index	Call	(25)	(28,125,000)	11,250	7/15/22	(1,092,875)
S&P 500® Index	Put	(110)	(40,700,000)	3,700	7/15/22	(496,100)
Total Options Written (premiums received $24,442,914)		(1,585)	$(599,325,000)			$(24,751,906)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,365,284.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the one-day yield as of the end of the reporting period.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	Exchange-traded, unless otherwise noted.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

Cboe	Chicago Board Options Exchange

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

See accompanying notes to financial statements.

JCE	Nuveen Core Equity Alpha Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.0%

5,060	Lockheed Martin Corp	$2,175,598

	Air Freight & Logistics – 0.5%

5,956	United Parcel Service Inc, Class B	1,087,208

	Automobiles – 1.3%

4,060	Tesla Inc (2)	2,734,085

	Banks – 2.4%

20,885	Bank of America Corp	650,150
36,910	Citigroup Inc	1,697,491
1,540	First Republic Bank/CA	222,068
10,680	JPMorgan Chase & Co	1,202,675
30,750	Truist Financial Corp	1,458,472
	Total Banks	5,230,856

	Beverages – 1.6%

9,760	Coca-Cola Co	614,002
16,760	PepsiCo Inc	2,793,221
	Total Beverages	3,407,223

	Biotechnology – 0.8%

2,460	AbbVie Inc	376,774
64,670	Exelixis Inc (2)	1,346,429
	Total Biotechnology	1,723,203

	Building Products – 1.6%

22,510	Johnson Controls International plc	1,077,779
15,460	Owens Corning	1,148,833
10,220	Trane Technologies PLC	1,327,271
	Total Building Products	3,553,883

	Capital Markets – 1.5%

23,884	Carlyle Group Inc	756,167
26,320	Charles Schwab Corp	1,662,898
1,360	CME Group Inc	278,392
1,460	FactSet Research Systems Inc	561,472
2,040	KKR & Co Inc	94,432
	Total Capital Markets	3,353,361

	Chemicals – 1.3%

15,470	LyondellBasell Industries NV, Class A	1,353,006
6,520	Sherwin-Williams Co	1,459,893
	Total Chemicals	2,812,899

	Commercial Services & Supplies – 1.6%

3,700	Cintas Corp	1,382,061
10,530	Republic Services Inc	1,378,061
5,190	Waste Management Inc	793,966
	Total Commercial Services & Supplies	3,554,088

	Communications Equipment – 0.0%

1,810	Cisco Systems Inc	77,178

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Consumer Finance – 0.8%

11,970	American Express Co	$1,659,281

	Containers & Packaging – 0.6%

32,960	Westrock Co	1,313,126

	Diversified Financial Services – 2.4%

16,240	Berkshire Hathaway Inc, Class B (2)	4,433,845
27,100	Equitable Holdings Inc	706,497
	Total Diversified Financial Services	5,140,342

	Diversified Telecommunication Services – 1.9%

77,630	AT&T Inc	1,627,125
48,439	Verizon Communications Inc	2,458,279
	Total Diversified Telecommunication Services	4,085,404

	Electric Utilities – 1.1%

9,950	Duke Energy Corp	1,066,740
15,560	Eversource Energy	1,314,353
	Total Electric Utilities	2,381,093

	Electrical Equipment – 1.7%

11,370	AMETEK Inc	1,249,449
15,470	Emerson Electric Co	1,230,484
41,350	nVent Electric PLC	1,295,496
	Total Electrical Equipment	3,775,429

	Electronic Equipment, Instruments & Components – 1.1%

25,420	Avnet Inc	1,090,010
9,210	Keysight Technologies Inc (2)	1,269,598
	Total Electronic Equipment, Instruments & Components	2,359,608

	Entertainment – 0.8%

5,410	Electronic Arts Inc	658,126
3,910	Walt Disney Co (2)	369,104
56,437	Warner Bros Discovery Inc (2)	757,385
	Total Entertainment	1,784,615

	Equity Real Estate Investment Trust – 0.6%

39,100	Weyerhaeuser Co	1,294,992

	Food & Staples Retailing – 2.0%

39,640	Albertsons Cos Inc, Class A	1,059,181
250	Costco Wholesale Corp	119,820
14,880	Kroger Co	704,270
20,039	Walmart Inc	2,436,342
	Total Food & Staples Retailing	4,319,613

	Health Care Equipment & Supplies – 2.9%

23,860	Abbott Laboratories	2,592,389
19,310	Boston Scientific Corp (2)	719,684
3,670	IDEXX Laboratories Inc (2)	1,287,179
3,120	Masimo Corp (2)	407,691
13,090	QuidelOrtho Corp (2)	1,272,086
	Total Health Care Equipment & Supplies	6,279,029

	Health Care Providers & Services – 3.1%

690	Centene Corp (2)	58,381
6,820	Cigna Corp	1,797,206
9,430	UnitedHealth Group Inc	4,843,531
	Total Health Care Providers & Services	6,699,118

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.5%

11,390	Hilton Worldwide Holdings Inc	$1,269,302
12,690	Hyatt Hotels Corp, Class A (2)	937,918
9,790	Marriott International Inc/MD, Class A	1,331,538
690	McDonald’s Corp	170,347
22,080	Starbucks Corp	1,686,691
	Total Hotels, Restaurants & Leisure	5,395,796

	Household Products – 2.1%

11,070	Kimberly-Clark Corp	1,496,111
21,850	Procter & Gamble Co	3,141,811
	Total Household Products	4,637,922

	Industrial Conglomerates – 1.6%

12,280	3M Co	1,589,155
11,160	Honeywell International Inc	1,939,719
	Total Industrial Conglomerates	3,528,874

	Insurance – 0.1%

1,820	Marsh & McLennan Cos Inc	282,555
150	Progressive Corp	17,441
	Total Insurance	299,996

	Interactive Media & Services – 5.7%

2,150	Alphabet Inc, Class C (2)	4,703,017
1,980	Alphabet Inc, Class A (2)	4,314,935
21,050	Meta Platforms Inc, Class (2)	3,394,313
	Total Interactive Media & Services	12,412,265

	Internet & Direct Marketing Retail – 2.5%

50,120	Amazon.com Inc (2)	5,323,245

	IT Services – 4.3%

8,420	Accenture PLC, Class A	2,337,813
16,190	Amdocs Ltd	1,348,789
19,630	Cognizant Technology Solutions Corp, Class A	1,324,829
7,770	Concentrix Corp	1,053,923
14,860	Genpact Ltd	629,469
81,318	Kyndryl Holdings Inc (2)	795,290
2,061	Mastercard Inc, Class A	650,204
2,290	PayPal Holdings Inc (2)	159,934
5,310	Visa Inc, Class A	1,045,486
	Total IT Services	9,345,737

	Life Sciences Tools & Services – 4.0%

3,170	Agilent Technologies Inc	376,501
9,400	Danaher Corp	2,383,088
420	Mettler-Toledo International Inc (2)	482,483
16,890	Syneos Health Inc (2)	1,210,675
5,173	Thermo Fisher Scientific Inc	2,810,388
4,060	Waters Corp (2)	1,343,779
	Total Life Sciences Tools & Services	8,606,914

	Machinery – 1.2%

21,000	Otis Worldwide Corp	1,484,070
24,750	Pentair PLC	1,132,808
	Total Machinery	2,616,878

	Media – 0.1%

6,460	Comcast Corp, Class A	253,490

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Multiline Retail – 2.1%

6,840	Dollar General Corp	$1,678,810
9,160	Dollar Tree Inc (2)	1,427,586
9,669	Target Corp	1,365,553
	Total Multiline Retail	4,471,949

	Oil, Gas & Consumable Fuels – 4.3%

4,590	Chevron Corp	664,540
3,720	ConocoPhillips	334,093
8,070	EOG Resources Inc	891,251
44,720	Exxon Mobil Corp	3,829,821
28,460	HF Sinclair Corp	1,285,254
18,320	Phillips 66	1,502,057
15,650	Targa Resources Corp	933,835
	Total Oil, Gas & Consumable Fuels	9,440,851

	Pharmaceuticals – 5.2%

560	Eli Lilly & Co	181,569
26,360	Johnson & Johnson	4,679,164
33,601	Merck & Co Inc	3,063,403
63,310	Pfizer Inc	3,319,343
	Total Pharmaceuticals	11,243,479

	Professional Services – 0.6%

13,850	Booz Allen Hamilton Holding Corp	1,251,486

	Real Estate Management & Development – 1.1%
17,840	CBRE Group Inc, Class A	1,313,202
6,002	Jones Lang LaSalle Inc (2)	1,049,510
27,280	Opendoor Technologies Inc (2), (3)	128,489
	Total Real Estate Management & Development	2,491,201

	Road & Rail – 1.6%

6,390	Norfolk Southern Corp	1,452,383
9,450	Union Pacific Corp	2,015,496
	Total Road & Rail	3,467,879

	Semiconductors & Semiconductor Equipment – 4.1%

18,867	Advanced Micro Devices Inc (2)	1,442,759
17,370	Applied Materials Inc	1,580,323
330	Broadcom Inc	160,317
17,930	Intel Corp	670,761
2,570	Marvell Technology Inc	111,872
10,340	NVIDIA Corp	1,567,441
16,540	QUALCOMM Inc	2,112,820
12,480	Skyworks Solutions Inc	1,156,147
	Total Semiconductors & Semiconductor Equipment	8,802,440

	Software – 10.9%

6,090	Adobe Inc (2)	2,229,305
9,410	Cadence Design Systems Inc (2)	1,411,782
1,270	Dynatrace Inc (2)	50,089
9,760	Manhattan Associates Inc (2)	1,118,496
54,695	Microsoft Corp	14,047,317
7,331	Salesforce Inc (2)	1,209,908
8,170	Splunk Inc (2)	722,718
1,270	Synopsys Inc (2)	385,699
33,380	Teradata Corp (2)	1,235,394
4,180	Workday Inc, Class A (2)	583,445
8,290	Zendesk Inc (2)	614,040
240	Zoom Video Communications Inc, Class A (2)	25,913
	Total Software	23,634,106

	Specialty Retail – 3.5%

11,310	Home Depot Inc	3,101,994
10,700	Lowe’s Cos Inc	1,868,969

Shares	Description (1)				Value

	Specialty Retail (continued)

6,560	Tractor Supply Co				$1,271,656
3,580	Ulta Beauty Inc (2)				1,380,018
	Total Specialty Retail				7,622,637

	Technology Hardware, Storage & Peripherals – 7.2%

114,118	Apple Inc (4)				15,602,213

	Textiles, Apparel & Luxury Goods – 1.4%

17,404	NIKE Inc, Class B				1,778,689
38,870	Tapestry Inc				1,186,312
	Total Textiles, Apparel & Luxury Goods				2,965,001

	Wireless Telecommunication Services – 0.8%
13,441	T-Mobile US Inc (2)				1,808,352
	Total Common Stocks (cost $211,017,002)				216,023,943

Shares	Description (1)				Value

	EXCHANGE-TRADED FUNDS – 0.5%

2,600	iShares Core S&P 500 ETF				$985,790
	Total Exchange-Traded Funds (cost $928,587)				985,790
	Total Long-Term Investments (cost $211,945,589)				217,009,733

Shares	Description (1)		Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%

	MONEY MARKET FUNDS – 0.1%

135,181	State Street Navigator Securities Lending Government Money Market Portfolio (5)		1.540%	(6)	$135,181
	Total Investments Purchased with Collateral from Securities Lending (cost $135,181)				135,181

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.0%

	REPURCHASE AGREEMENTS – 3.0%

$6,576	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $6,575,581, collateralized by $7,013,400, U.S. Treasury Note, 2.250%, due 11/15/27, value $6,707,114	0.240%	7/01/22		$6,575,581
	Total Short-Term Investments (cost $6,575,581)				6,575,581
	Total Investments (cost $218,656,351) – 103.1%				223,720,495
	Other Assets Less Liabilities – (3.1)% (7)				(6,708,111)
	Net Assets – 100%				$217,012,384

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Investments in Derivatives

Options Written

Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(75)	$(30,000,000)	$4,000	7/15/22	$(74,625)
S&P 500® Index	Call	(25)	(10,250,000)	4,100	7/15/22	(7,563)
Total Options Written (premiums received $257,008)		(100)	$(40,250,000)			$(82,188)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $127,203.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the one-day yield as of the end of the reporting period.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on the Statement of Assets and Liabilities.

(8)	Exchange-traded, unless otherwise noted.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

	BXMX	DIAX	SPXX	QQQX	JCE
Assets
Long-term investments, at value (cost $584,362,523, $280,749,693, $132,693,807, $478,005,044 and $211,945,589, respectively)(1)	$1,315,587,838	$589,257,795	$273,689,973	$1,059,822,030	$217,009,733
Short-term investments, at value (cost approximates value)	49,982,419	11,251,081	5,550,958	22,508,483	6,575,581
Investments purchased with collateral from securities lending, at value (cost approximates value)	—	—	447,227	4,521,847	135,181
Cash	63,277	—	—	—	6,847
Cash collateral at brokers for investments in options contracts(2)	—	—	—	200,000	—
Options purchased, at value (cost $—, $21,465, $10,732, $21,465, and $—, respectively)	—	750	375	750	—
Receivable for:
Dividends	1,141,080	237,632	207,123	154,985	91,967
Interest	333	75	37	—	44
Reclaims	1,210	—	—	329	—
Shares sold	—	—	1,101,280	1,023,943	—
Deferred offering costs	—	—	189,793	67,568	—
Other assets	347,533	62,474	52,814	142,215	48,385
Total assets	1,367,123,690	600,809,807	281,239,580	1,088,442,150	223,867,738
Liabilities
Options written, at value (premiums received $35,322,334, $10,997,433, $5,130,392, $24,442,914 and $257,008, respectively)	16,475,148	14,306,400	6,644,675	24,751,906	82,188
Payable for:
Collateral from securities lending	—	—	447,227	4,521,847	135,181
Dividends	23,706,042	10,165,876	5,010,561	22,435,414	6,208,401
Options purchased	—	55,693	27,846	97,463	97,463
Accrued expenses:
Management fees	933,373	411,920	184,386	729,148	168,889
Trustees fees	311,610	51,202	50,095	120,020	40,615
Shelf offering costs	—	—	12,990	53,973	—
Other	482,852	221,070	126,326	362,059	122,617
Total liabilities	41,909,025	25,212,161	12,504,106	53,071,830	6,855,354
Net assets applicable to common shares	$1,325,214,665	$575,597,646	$268,735,474	$1,035,370,320	$217,012,384
Common shares outstanding	104,086,837	36,366,913	17,515,356	47,019,341	16,061,944
Net asset value (“NAV”) per common share outstanding	$12.73	$15.83	$15.34	$22.02	$13.51
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$1,040,868	$363,669	$175,154	$470,193	$160,619
Paid-in-surplus	524,623,098	246,592,305	118,478,571	395,340,987	192,233,942
Total distributable earnings (loss)	799,550,699	328,641,672	150,081,749	639,559,140	24,617,823
Net assets applicable to common shares	$1,325,214,665	$575,597,646	$268,735,474	$1,035,370,320	$217,012,384
Authorized common shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1)	Includes securities loaned of $433,435, $4,365,284 and $127,203 for SPXX, ,QQQX and JCE, respectively.
(2)	Cash pledged to collateralize the net payment obligation for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2022

(Unaudited)

	BXMX	DIAX	SPXX	QQQX	JCE
Investment Income
Dividends	$10,772,479	$6,406,411	$2,354,512	$4,973,946	$1,940,948
Interest	8,199	337	197	—	134
Securities Lending Income, net	802	4,031	2,058	62,628	85
Foreign tax withheld on dividend income	(13,642)	—	(776)	(12,796)	—
Total Investment Income	10,767,838	6,410,779	2,355,991	5,023,778	1,941,167
Expenses
Management fees	6,056,721	2,639,408	1,209,687	4,844,505	1,127,632
Interest expense	2,699	716	369	2,359	—
Custodian fees	64,850	37,881	28,993	62,917	29,339
Trustees fees	24,444	10,216	5,015	20,072	4,177
Professional fees	55,397	39,885	33,721	54,873	35,704
Shareholder reporting expenses	95,136	44,666	26,181	87,045	17,863
Shareholder servicing agent fees	676	297	88	342	104
Stock exchange listing fees	16,065	4,942	3,613	—	3,783
Investor relations expenses	110,397	49,350	26,498	94,104	17,182
Other	130,085	71,547	32,288	199,977	6,614
Total expenses	6,556,470	2,898,908	1,366,453	5,366,194	1,242,398
Net investment income (loss)	4,211,368	3,511,871	989,538	(342,416)	698,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	15,030,444	(1,580,997)	(438,978)	1,563,368	(1,963,210)
Options purchased	—	(123,063)	(64,907)	(146,848)	13,408
Options written	78,044,640	38,857,648	18,589,054	101,740,706	2,607,679
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(334,776,494)	(102,773,746)	(67,532,382)	(414,134,425)	(50,189,254)
Options purchased	(35,656,611)	(6,926,528)	(3,377,829)	(17,664,543)	(247,057)
Options written	56,450,026	7,767,033	3,881,717	24,347,811	495,770
Net realized and unrealized gain (loss)	(220,907,995)	(64,779,653)	(48,943,325)	(304,293,931)	(49,282,664)
Net increase (decrease) in net assets applicable to common shares from operations	$(216,696,627)	$(61,267,782)	$(47,953,787)	$(304,636,347)	$(48,583,895)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	BXMX		DIAX
	Unaudited Six Months Ended 06/30/22	Year Ended 12/31/21	Unaudited Six Months Ended 06/30/22	Year Ended 12/31/21
Operations
Net investment income (loss)	$4,211,368	$4,675,828	$3,511,871	$6,196,640
Net realized gain (loss) from:
Investments and foreign currency	15,030,444	177,704,116	(1,580,997)	32,201,967
Options purchased	—	—	(123,063)	153,278
Options written	78,044,640	(116,624,336)	38,857,648	(23,200,656)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(334,776,494)	174,888,737	(102,773,746)	79,804,076
Options purchased	(35,656,611)	—	(6,926,528)	5,632
Options written	56,450,026	8,560,570	7,767,033	(3,331,527)
Net increase (decrease) in net assets applicable to common shares from operations	(216,696,627)	249,204,915	(61,267,782)	91,829,410
Distributions to Common Shareholders
Dividends	(49,233,074)	(50,306,812)	(20,852,788)	(12,192,825)
Return of capital	—	(39,207,868)	—	(27,519,845)
Decrease in net assets applicable to common shares from distributions to common shareholders	(49,233,074)	(89,514,680)	(20,852,788)	(39,712,670)
Capital Share Transactions
Proceeds from shelf offering, net of offering costs	—	—	—	—
Net proceeds from common shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	—	—
Net increase (decrease) in net assets applicable to common shares	(265,929,701)	159,690,235	(82,120,570)	52,116,740
Net assets applicable to common shares at the beginning of period	1,591,144,366	1,431,454,131	657,718,216	605,601,476
Net assets applicable to common shares at the end of period	$1,325,214,665	$1,591,144,366	$575,597,646	$657,718,216

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	SPXX		QQQX
	Unaudited Six Months Ended 06/30/22	Year Ended 12/31/21	Unaudited Six Months Ended 06/30/22	Year Ended 12/31/21
Operations
Net investment income (loss)	$989,538	$1,849,198	$(342,416)	$(2,531,410)
Net realized gain (loss) from:
Investments and foreign currency	(438,978)	49,477,998	1,563,368	166,937,589
Options purchased	(64,907)	79,037	(146,848)	144,380
Options written	18,589,054	(10,788,646)	101,740,706	(89,604,711)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(67,532,382)	21,506,299	(414,134,425)	151,243,357
Options purchased	(3,377,829)	2,816	(17,664,543)	5,632
Options written	3,881,717	(1,644,623)	24,347,811	(6,565,544)
Net increase (decrease) in net assets applicable to common shares from operations	(47,953,787)	60,482,079	(304,636,347)	219,629,293
Distributions to Common Shareholders
Dividends	(10,205,237)	(12,176,538)	(45,420,551)	(33,913,718)
Return of capital	—	(4,722,744)	—	(44,002,163)
Decrease in net assets applicable to common shares from distributions to common shareholders	(10,205,237)	(16,899,282)	(45,420,551)	(77,915,881)
Capital Share Transactions
Proceeds from shelf offering, net of offering costs	3,479,060	1,804,279	49,356,154	99,137,676
Net proceeds from common shares issued to shareholders due to reinvestment of distributions	—	79,716	1,204,385	1,707,146
Net increase (decrease) in net assets applicable to common shares from capital share transactions	3,479,060	1,883,995	50,560,539	100,844,822
Net increase (decrease) in net assets applicable to common shares	(54,679,964)	45,466,792	(299,496,359)	242,558,234
Net assets applicable to common shares at the beginning of period	323,415,438	277,948,646	1,334,866,679	1,092,308,445
Net assets applicable to common shares at the end of period	$268,735,474	$323,415,438	$1,035,370,320	$1,334,866,679

See accompanying notes to financial statements.

	JCE
	Unaudited Six Months Ended 06/30/22	Year Ended 12/31/21
Operations
Net investment income (loss)	$698,769	$231,780
Net realized gain (loss) from:
Investments and foreign currency	(1,963,210)	38,732,097
Options purchased	13,408	(50,655)
Options written	2,607,679	(3,426,456)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(50,189,254)	28,018,209
Options purchased	(247,057)	—
Options written	495,770	(99,154)
Net increase (decrease) in net assets applicable to common shares from operations	(48,583,895)	63,405,821
Distributions to Common Shareholders
Dividends	(12,692,089)	(29,461,455)
Return of capital	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(12,692,089)	(29,461,455)
Capital Share Transactions
Proceeds from shelf offering, net of offering costs	—	—
Net proceeds from common shares issued to shareholders due to reinvestment of distributions	244,280	310,105
Net increase (decrease) in net assets applicable to common shares from capital share transactions	244,280	310,105
Net increase (decrease) in net assets applicable to common shares	(61,031,704)	34,254,471
Net assets applicable to common shares at the beginning of period	278,044,088	243,789,617
Net assets applicable to common shares at the end of period	$217,012,384	$278,044,088

See accompanying notes to financial statements.

Financial Highlights

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Shares
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Shelf Offering Costs		Premium Per Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

BXMX
Year Ended 12/31:
2022(d)	$15.29	$0.04	$(2.13)	$(2.09)	$(0.47)	$—	$—	$(0.47)	$—		$—		$12.73	$12.37
2021	13.75	0.04	2.36	2.40	(0.07)	(0.41)	(0.38)	(0.86)	—		—		15.29	14.65
2020	13.68	0.15	0.80	0.95	(0.12)	—	(0.76)	(0.88)	—	*	—	*	13.75	12.88
2019	12.61	0.16	1.84	2.00	(0.16)	—	(0.77)	(0.93)	—	*	—	*	13.68	13.75
2018	14.35	0.15	(0.91)	(0.76)	(0.16)	(0.37)	(0.45)	(0.98)	—	*	—	*	12.61	12.07
2017	13.52	0.16	1.58	1.74	(0.15)	—	(0.76)	(0.91)	—		—		14.35	14.25

DIAX
Year Ended 12/31:
2022(d)	18.09	0.10	(1.79)	(1.69)	(0.57)	—	—	(0.57)	—		—		15.83	15.28
2021	16.65	0.17	2.36	2.53	(0.17)	(0.16)	(0.76)	(1.09)	—		—		18.09	17.77
2020	18.20	0.22	(0.66)	(0.44)	(0.22)	(0.81)	(0.08)	(1.11)	—	*	—	*	16.65	15.20
2019	16.90	0.27	2.21	2.48	(0.27)	—	(0.91)	(1.18)	—	*	—	*	18.20	17.66
2018	19.05	0.25	(1.16)	(0.91)	(0.25)	(0.22)	(0.77)	(1.24)	—	*	—	*	16.90	16.12
2017	16.55	0.26	3.30	3.56	(0.26)	—	(0.80)	(1.06)	—		—		19.05	18.84

SPXX
Year Ended 12/31:
2022(d)	18.70	0.06	(2.83)	(2.77)	(0.59)	—	—	(0.59)	—	*	—	*	15.34	15.66
2021	16.17	0.11	3.40	3.51	(0.11)	(0.60)	(0.27)	(0.98)	—	*	—	*	18.70	18.60
2020	16.27	0.15	0.75	0.90	(0.15)	—	(0.85)	(1.00)	—	*	—	*	16.17	15.24
2019	14.42	0.17	2.74	2.91	(0.18)	—	(0.88)	(1.06)	—	*	—	*	16.27	16.47
2018	16.47	0.18	(1.12)	(0.94)	(0.18)	(0.03)	(0.91)	(1.12)	—	*	0.01		14.42	14.04
2017	14.98	0.19	2.29	2.48	(0.19)	—	(0.80)	(0.99)	—		—		16.47	17.31

QQQX
Year Ended 12/31:
2022(d)	29.63	(0.01)	(6.63)	(6.64)	(0.99)	—	—	(0.99)	—	*	0.02		22.02	21.84
2021	26.32	(0.06)	5.12	5.06	—	(0.78)	(1.01)	(1.79)	—	*	0.04		29.63	30.65
2020	24.12	0.04	3.70	3.74	(0.01)	—	(1.55)	(1.56)	—	*	0.02		26.32	26.01
2019	20.27	0.06	5.33	5.39	(0.05)	—	(1.51)	(1.56)	—	*	0.02		24.12	24.05
2018	22.84	0.06	(0.98)	(0.92)	(0.06)	(1.37)	(0.25)	(1.68)	—	*	0.03		20.27	20.00
2017	19.58	0.04	4.66	4.70	(0.04)	(0.50)	(0.90)	(1.44)	—		—		22.84	24.21

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(13.82)%	(12.53)%	$1,325,215	0.90	%**	0.58	%**	2%
17.80	20.75	1,591,144	0.89		0.31		7
7.92	1.16	1,431,454	0.91		1.14		22
16.16	22.08	1,422,672	0.91		1.18		4
(5.56)	(8.88)	1,307,669	0.89		1.10		5
13.21	19.59	1,486,003	0.91		1.12		2

(9.46)%	(10.90)%	575,598	0.93	**	1.13	**	4
15.45	24.60	657,718	0.92		0.96		8
(1.49)	(6.73)	605,601	0.94		1.40		27
14.94	17.07	661,255	0.95		1.49		6
(5.01)	(8.27)	610,220	0.92		1.37		9
22.12	33.65	687,579	0.93		1.47		5

(15.04)%	(12.83)%	268,735	0.92	**	0.67	**	4
22.15	29.03	323,415	0.90		0.61		26
6.60	(0.24)	277,949	0.93		1.03		20
20.62	25.40	275,280	0.99		1.11		8
(6.03)	(12.99)	238,344	0.91		1.08		16
16.91	27.91	266,065	0.92		1.18		11

(22.72)	(25.83)	1,035,370	0.92	**	(0.06	)**	10
19.85	25.39	1,334,867	0.90		(0.21)		32
16.61	15.66	1,092,308	0.94		0.15		20
27.33	28.73	951,945	0.91		0.25		11
(4.39)	(11.15)	766,930	0.91		0.25		23
24.63	39.24	836,161	0.93		0.17		17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(d)	Unaudited. For the six months ended June 30, 2022.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Shares
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Shelf Offering Costs	Premium Per Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

JCE
Year Ended 12/31:
2022(e)	$17.33	$0.04	$(3.07)	$(3.03)	$(0.79)	$—	$—	$(0.79)	$—	$—		$13.51	$13.35
2021	15.21	0.01	3.95	3.96	(0.07)	(1.77)	—	(1.84)	—	—		17.33	18.58
2020	15.04	0.14	0.96	1.10	(0.10)	(0.83)	—	(0.93)	—	—	*	15.21	14.07
2019	12.68	0.09	3.27	3.36	(0.10)	(0.55)	(0.35)	(1.00)	—	—		15.04	14.62
2018	14.76	0.07	(1.04)	(0.97)	(0.07)	(1.04)	—	(1.11)	—	—		12.68	12.03
2017	14.27	0.18	2.84	3.02	(0.17)	(2.36)	—	(2.53)	—	—		14.76	14.60

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(17.82)%	(24.26)%	$217,012	1.00	%**	0.56	%**	46
26.91	47.15	278,044	0.98		0.09		104
8.42	3.62	243,790	1.17	(d)	1.00	(d)	169
26.96	30.26	241,024	1.01		0.64		35
(7.17)	(10.86)	203,322	1.01		0.47		121
21.72	31.85	236,475	1.02		1.18		159

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(d)

During the period ended December 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect this voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Ratios to Average Net Assets
	Expenses	Net Investment Income (Loss)
Year Ended 12/31:
2020	1.23%	0.94%

(e)	Unaudited. For the six months ended June 30, 2022.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or Nasdaq National Market (“Nasdaq”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen S&P 500 Buy-Write Income Fund (BXMX)

•	Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)

•	Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)

•	Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)

•	Nuveen Core Equity Alpha Fund (JCE)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified (non-diversified for DIAX and QQQX) closed-end management investment companies. Shares of BXMX, DIAX, SPXX and JCE are traded on the NYSE while shares of QQQX are traded on the Nasdaq. BXMX, DIAX, SPXX, QQQX and JCE were organized as Massachusetts business trusts on July 23, 2004, May 20, 2014, November 11, 2004, May 20, 2014 and January 9, 2007, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is June 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Gateway Investment Advisers, LLC (“Gateway”), under which Gateway manages BXMX’s investment portfolio and Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of DIAX, SPXX, QQQX and JCE.

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the second circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Each Fund makes quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.

Foreign Currency Transactions and Translation

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.

Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

BXMX	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,315,587,838	$—	$—	$1,315,587,838

Short-Term Investments:
Repurchase Agreements	—	49,982,419	—	49,982,419

Investment in Derivatives:
Options Written	(16,475,148)	—	—	(16,475,148)
Total	$1,299,112,690	$49,982,419	$—	$1,349,095,109
DIAX
Long-Term Investments*:
Common Stocks	$571,338,895	$—	$—	$571,338,895
Exchange-Traded Funds	17,918,900	—	—	17,918,900

Short-Term Investments:
Repurchase Agreements	—	11,251,081	—	11,251,081

Investment in Derivatives:
Options Purchased	750	—	—	750
Options Written	(14,306,400)	—	—	(14,306,400)
Total	$574,952,145	$11,251,081	$—	$586,203,226
SPXX
Long-Term Investments*:
Common Stocks	$265,579,313	$—	$—	$265,579,313
Exchange-Traded Funds	8,110,660	—	—	8,110,660
Investments Purchased with Collateral from Securities Lending	447,227	—	—	447,227

Short-Term Investments:
Repurchase Agreements	—	5,550,958	—	5,550,958

Investment in Derivatives:
Options Purchased	375	—	—	375
Options Written	(6,644,675)	—	—	(6,644,675)
Total	$267,492,900	$5,550,958	$—	$273,043,858

Notes to Financial Statements (continued)

QQQX	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,028,241,430	$—	$—	$1,028,241,430
Exchange-Traded Funds	31,580,600	—	—	31,580,600
Investments Purchased with Collateral from Securities Lending	4,521,847	—	—	4,521,847

Short-Term Investments:
Repurchase Agreements	—	22,508,483	—	22,508,483

Investment in Derivatives:
Options Purchased	750	—	—	750
Options Written	(24,320,724)	(431,182)	—	(24,751,906)
Total	$1,040,023,903	$22,077,301	$—	$1,062,101,204
JCE
Long-Term Investments*:
Common Stocks	$216,023,943	$—	$—	$216,023,943
Exchange-Traded Funds	985,790	—	—	985,790
Investments Purchased with Collateral from Securities Lending	135,181	—	—	135,181

Short-Term Investments:
Repurchase Agreements	—	6,575,581	—	6,575,581

Investment in Derivatives:
Options Written	(82,188)	—	—	(82,188)
Total	$217,062,726	$6,575,581	$—	$223,638,307
*	Refer to the Fund’s Portfolio of Investments for industry/sector classifications, when applicable.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
BXMX	Fixed Income Clearing Corporation	$49,982,419	$(50,982,147)
DIAX	Fixed Income Clearing Corporation	11,251,081	(11,476,120)
SPXX	Fixed Income Clearing Corporation	5,550,958	(5,662,034)
QQQX	Fixed Income Clearing Corporation	22,508,483	(22,958,732)
JCE	Fixed Income Clearing Corporation	6,575,581	(6,707,114)

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
SPXX	Common Stocks	$131,643	$135,906
	Exchange-Traded Funds	301,792	311,321
Total		$433,435	$447,227
QQQX	Common Stocks	3,051,612	3,164,961
	Exchange-Traded Funds	1,313,672	1,356,886
Total		$4,365,284	$4,521,847
JCE	Common Stocks	$127,203	$135,181

Investment Transactions

Long-term purchases and sales (excluding investments purchased with collateral from securities lending and derivative transactions, where applicable) during the current reporting period were as follows:

	BXMX	DIAX	SPXX	QQQX	JCE
Purchases	$82,271,798	$50,274,649	$26,335,764	$235,320,838	$115,756,742
Sales	31,681,965	24,662,610	12,055,881	119,775,417	124,241,471

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Options Transactions

The purchase of options involves the risk of loss of all or a part of the cash paid for the options (the premium). The market risk associated with purchasing options is limited to the premium paid. The counterparty credit risk of purchasing options, however, needs to take into account the current value of the option, as this is the performance expected from the counterparty. When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as a component of “Options purchased, at value” on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Options written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options purchased and/or written” on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received, and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options purchased and/or written” on the Statement of Operations. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, BXMX wrote call options on equity indices as per its stated strategy, with the notional amount of these options averaging 99% of the Fund’s assets.

During the current fiscal period, DIAX, SPXX and QQQX, each wrote call options on equity indices as per its stated dynamic overwriting strategy with the notional amounts of these options ranging from approximately 35-75% of each Fund’s assets. DIAX, SPXX and QQQX also wrote put and call options and purchased put and call options as part of their overwrite strategy.

During the current fiscal period, JCE continued to write call options on equity indexes, while investing in a portfolio that included equities to enhance returns while foregoing some upside potential of its equity portfolio.

Notes to Financial Statements (continued)

The average notional amount of outstanding options purchased and options written during the current fiscal period, was as follows:

			DIAX	SPXX	QQQX
Average notional amount of outstanding call options purchased*			$900,000	$450,000	$900,000

	BXMX	DIAX	SPXX	QQQX	JCE
Average notional amount of outstanding call options written*	$(1,481,521,667)	$(358,150,000)	$(171,660,833)	$(521,280,000)	$(71,573,333)

			DIAX	SPXX	QQQX
Average notional amount of outstanding put options purchased*			$220,000	$110,000	$220,000

			DIAX	SPXX	QQQX
Average notional amount of outstanding put options written*			$(8,016,667)	$(3,700,000)	$(13,566,667)
*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all options purchased and options written by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
BXMX
Equity price	Options	—	$—	Options written, at value	$(16,475,148)
DIAX
Equity price	Options	Option purchased, at value	$750	Options written, at value	$(14,306,400)
SPXX
Equity price	Options	Options purchased, at value	$375	Options written, at value	$(6,644,675)
QQQX
Equity price	Options	Options purchased, at value	$750	Options written, at value	$(24,751,906)
JCE
Equity price	Options	—	$—	Options written, at value	$(82,188)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on options purchased and options written on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Options Purchased/Written	Change in Net Unrealized Appreciation (Depreciation) of Options Purchased/Written
BXMX	Equity price	Options purchased	$—	$(35,656,611)
BXMX	Equity price	Options written	78,044,640	56,450,026
DIAX	Equity price	Options purchased	(123,063)	(6,926,528)
DIAX	Equity price	Options written	38,857,648	7,767,033
SPXX	Equity price	Options purchased	(64,907)	(3,377,829)
SPXX	Equity price	Options written	18,589,054	3,881,717
QQQX	Equity price	Options purchased	(146,848)	(17,664,543)
QQQX	Equity price	Options written	101,740,706	24,347,811
JCE	Equity price	Options purchased	13,408	(247,057)
JCE	Equity price	Options written	2,607,679	495,770

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Shares

Common Share Equity Shelf Programs and Offering Costs

SPXX and QQQX have each filed registration statements with the SEC authorizing each Fund to issue additional shares through one or more equity shelf program (“Shelf Offering”), which became effective with the SEC during a prior fiscal period.

Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event each Fund’s Shelf Offering registration statement is no longer current, the Funds may not issue additional shares until a post-effective amendment to the registration statement has been filed with the SEC.

Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’ current and prior fiscal period were as follows:

	SPXX			QQQX
	Six months Ended 06/30/22	Year Ended 12/31/21		Six months Ended 06/30/22	Year Ended 12/31/21
Maximum aggregate offering	4,993,317	4,993,317	*	Unlimited	Unlimited	**
Common shares sold	218,784	100,336		1,929,483	3,478,731
Offering proceeds, net of offering costs	$3,479,060	$1,804,279		$49,356,154	$99,137,676
*	Represents maximum aggregate offering for the period July 28, 2021 through December 31, 2021.
**	Represents maximum aggregate offering for the period April 30, 2021 through December 31, 2021.

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other Expenses” on the Statement of Operations.

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	SPXX		QQQX		JCE
	Six Months Ended 6/30/22	Year Ended 12/31/21	Six Months Ended 6/30/22	Year Ended 12/31/21	Six Months Ended 6/30/22	Year Ended 12/31/21
Common shares:
Issued to shareholders due to reinvestment of distributions	—	4,478	42,339	60,886	14,342	18,321
Sold through shelf offering	218,784	100,336	1,929,483	3,478,731	—	—
Weighted average common share:
Premium to NAV per shelf offering sold	1.31%	1.23%	2.13%	1.90%	—%	—%

Notes to Financial Statements (continued)

6. Income Tax Information

Each Fund is a seperate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BXMX	$618,482,923	$757,246,203	$(26,634,017)	$730,612,186
DIAX	278,214,730	326,773,956	(18,785,460)	307,988,496
SPXX	132,349,958	152,567,877	(11,873,977)	140,693,900
QQQX	486,286,588	619,561,064	(43,746,448)	575,814,616
JCE	218,980,876	22,558,621	(17,901,190)	4,657,431

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
BXMX	$—	$—	$1,065,480,400	$—	$—	$—	$1,065,480,400
DIAX	—	—	410,762,242	—	—	—	410,762,242
SPXX	—	—	208,240,773	—	—	—	208,240,773
QQQX	—	—	989,616,038	—	—	—	989,616,038
JCE	26,089,394	4,996,407	54,851,624	—	—	(43,618)	85,893,807

7. Management Fees

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Gateway and NAM are compensated for their services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	BXMX	DIAX	SPXX	QQQX	JCE
For the first $500 million	0.7000%	0.7000%	0.6600%	0.6900%	0.7500%
For the next $500 million	0.6750	0.6750	0.6350	0.6650	0.7250
For the next $500 million	0.6500	0.6500	0.6100	0.6400	0.7000
For the next $500 million	0.6250	0.6250	0.5850	0.6150	0.6750
For managed assets over $2 billion	0.6000	0.6000	0.5600	0.5900	0.6500

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by each Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of June 30, 2022, the complex-level fee for each Fund was 0.1571%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	SPXX	QQQX	JCE
Purchases	$898,313	$10,333,726	$2,132,771
Sales	—	4,342,623	5,261,689
Realized gain(loss)	—	3,632,761	(136,317)

8. Borrowing Arrangements

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-

Notes to Financial Statements (continued)

fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations

(Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen S&P 500 Buy-Write Income Fund (BXMX)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at www.nuveen.com/BXMX.

Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at www.nuveen.com/DIAX.

Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at www.nuveen.com/SPXX.

Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at www.nuveen.com/QQQX.

Nuveen Core Equity Alpha Fund (JCE)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Common stock returns often have experienced significant volatility. The Fund may not participate in any appreciation of its equity portfolio as fully as it would if the Fund did not sell call options. In addition, the Fund will continue to bear the risk of declines in the value of the equity portfolio. Because index options are settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. For these and other risks, including tax risk, please see the Fund’s web page at www.nuveen.com/JCE.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported in the next annual or semi-annual report.

	BXMX	DIAX	SPXX	QQQX	JCE
Common Shares repurchased	0	0	0	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

Glossary of Terms Used in this Report

(Unaudited)

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) overthe time period being considered.

∎

Chicago Board Options Exchange (Cboe) Dow Jones Industrial Average (DJIA) BuyWrite Index (BXDSM): An index designed to measure the performance of a hypothetical buy-write strategy on the Dow Jones Industrial Average. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXNSM): An index designed to measure the performance of a hypothetical buy-write strategy on the Nasdaq 100® Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM): An index designed to measure the performance of a hypothetical buy-write strategy on the S&P 500® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Chicago Board Options Exchange (Cboe) Volatility Index® (VIX®): An index that is a key measure of market expectations of near-term volatility conveyed by S&P 500® option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility (www.cboe.com). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

DIAX Blended Benchmark: Consists of: 1) 55% Chicago Board Options Exchange (Cboe) DJIA BuyWrite Index (BXDSM) (defined herein), and 2) 45% Dow Jones Industrial Average Index (DJIA) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Dow Jones Industrial Average Index (DJIA): An index designed to measure the performance of 30 actively traded U.S. large cap stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

JCE Blended Benchmark: Consists of: 1) 50% S&P 500® Index (defined herein), and 2) 50% Chicago Board Options Exchange (Cboe) S&P 500® Buywrite Index (BXMSM) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Nasdaq 100® Index: An index that includes 100 of the largest domestic and international non-financial equity securities listed on the Nasdaq Stock Market based on market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

QQQX Blended Benchmark: Consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXNSM) (defined herein), and 2) 45% Nasdaq 100® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (continued)

(Unaudited)

∎

SPXX Blended Benchmark: Consists of: 1) 55% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM) (defined herein), and 2) 45% S&P 500® Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Annual Investment Management Agreement Approval Process

(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen S&P 500 Buy-Write Income Fund (the “S&P Buy-Write Fund”), Gateway Investment Advisers, LLC (“Gateway”), pursuant to which Gateway serves as the investment sub-adviser to such Fund; and (b) in the case of Nuveen Dow 30sm Dynamic Overwrite Fund (the “Dow Fund”), Nuveen S&P 500 Dynamic Overwrite Fund (the “S&P Dynamic Fund”), Nuveen Nasdaq 100 Dynamic Overwrite Fund (the “Nasdaq Fund”) and Nuveen Core Equity Alpha Fund (the “Core Equity Alpha Fund”), Nuveen Asset Management, LLC (“NAM,” and Gateway and NAM are each, a “Sub-Adviser”), pursuant to which NAM serves as the investment sub-adviser to each such Fund, for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.

Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.

In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review

Annual Investment Management Agreement Approval Process (continued)

(Unaudited)

supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.

In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.

The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Advisers were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Advisers in providing services to the applicable Fund(s).

The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.

The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.

In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); and with respect to the Nuveen closed-end funds, managing leverage, monitoring asset coverage and seeking to promote an orderly secondary market.

The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.

In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.

In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and 2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:

•

Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

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•

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;

•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;

•

Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance (“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;

•

Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;

•

Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;

•

Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;

•

Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;

•

Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports;

•

Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds; and

•	with respect specifically to closed-end funds, such continuing services also included:

•

Leverage Management Services – continuing to actively manage the various forms of leverage utilized across the complex, including through committing resources and focusing on sourcing/structure development and bank provider management;

•

Capital Management, Market Intelligence and Secondary Market Services – ongoing capital management efforts which may include at times shelf offerings, tender offers, capital return programs and share repurchases as well as providing market data analysis to help understand closed-end fund ownership cycles and their impact on secondary market trading as well as to improve proxy solicitation efforts; and

•

Closed-end Fund Investor Relations Program – maintaining the closed-end fund investor relations program which, among other things, raises awareness, provides educational materials and cultivates advocacy for closed-end funds and the Nuveen closed-end fund product line.

The Board further considered the division of responsibilities between the Adviser and the respective Sub-Adviser and recognized that each Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, information regarding the assets under management of the Sub-Adviser or applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of each Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. With respect to certain Nuveen option overwrite funds, including the S&P Dynamic Fund, the Dow Fund, the Nasdaq Fund and the Core Equity Alpha Fund, the Board recognized, as applicable, the portfolio management and/or investment strategy changes adopted by such funds and considered the respective fund’s performance relative to its blended benchmark as well as the performance attributed to the equity portion

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and the options portion of the fund’s portfolio for the trailing one-year periods ended December 31, 2021 and March 31, 2022. In addition, with respect to the S&P Buy-Write Fund, the Board reviewed data reflecting the performance of the Fund relative to its benchmark as well as the performance attributed to the equity portion and options portion of the Fund’s portfolio for the trailing one-year period ended March 31, 2022.

In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.

The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.

The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds.

The Board’s determinations with respect to each Fund are summarized below.

For the S&P Buy-Write Fund, the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year periods ended December 31, 2021 and March 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2021 and March 31, 2022. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For the Dow Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2021 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2021. The Fund’s performance also was below the performance of its blended benchmark for the one-, three- and five-year periods ended March 31, 2022 and although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended March 31, 2022. In considering performance, the Board recognized that the Performance Peer Group was classified as low for relevancy.

The Board also noted the changes to the Fund’s portfolio management team in 2020 and considered the performance of the Fund, its equity portfolio and its options portfolio since such changes for the trailing one-year period as of March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For the S&P Dynamic Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for such periods. Further, although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and second quartile for the three- and five-year periods ended March 31, 2022. The Board also noted the changes to the Fund’s portfolio management team in 2020 and considered the performance of the Fund, its equity portfolio and its options portfolio since such changes for the trailing one-year period as of March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For the Nasdaq Fund, the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and first quartile for the three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and first quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022. In considering performance, the Board recognized that the Performance Peer Group was classified as low for relevancy. The Board also noted the changes to the Fund’s portfolio management team in 2020 and considered the performance of the Fund, its equity portfolio and its options portfolio since such changes for the trailing one-year period as of March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For the Core Equity Alpha Fund, the Board noted that the Fund outperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for such periods. The Board further noted that although the Fund’s performance was below the performance of its blended benchmark for the one-year period ended March 31, 2022, the Fund outperformed its blended benchmark for the three- and five-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. The Board further recognized the changes to the portfolio management team and strategy of the Fund effective October 26, 2020 and considered the Fund’s performance as well as the performance attributed to the equity portfolio and options portfolio of the Fund for the trailing one-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

C.	Fees, Expenses and Profitability
1.	Fees and Expenses

As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

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In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio (excluding investment-related costs of leverage) of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees (excluding leverage costs and leveraged assets) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021.

With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).

The Independent Board Members noted that each Fund had a net management fee and a net expense ratio that were below the respective peer averages.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or NAM, such other clients may include: retail and institutional managed accounts advised by such Sub-Adviser; hedge funds or other structured products managed by such Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by such Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by such Sub-Adviser; and collective investment trusts sub-advised by such Sub-Adviser. The Board further noted that the Adviser also advised, and NAM sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that NAM was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by NAM, the hedge funds advised by NAM (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that NAM’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

The Board recognized that Gateway was an unaffiliated sub-adviser. With respect to Gateway, the Independent Board Members reviewed the average fee rates that such Sub-Adviser charges for other clients. The Independent Board Members noted that the Sub-Advisory Agreement with Gateway, including the fees thereunder, was the result of arm’s length negotiations and that Gateway’s fees were reasonable in relation to the fees it assessed other clients.

3.	Profitability of Fund Advisers

In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.

In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.

The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed

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a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Independent Board Members considered the profitability of each Sub-Adviser from its relationships with the Nuveen funds. In this regard, with respect to NAM, the Independent Board Members reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. With respect to NAM, the Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for such Sub-Adviser for the calendar years ending December 31, 2021 and December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020. With respect to Gateway, the Independent Board Members considered a profitability and margin analysis for such Sub-Adviser, generally including revenues, expenses and operating margins for the calendar years 2021 and 2020.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on a consideration of all the information provided, the Board noted that Nuveen’s and each Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the Nuveen closed-end funds, the Independent Board Members noted that, although such funds may from time to time make additional share offerings, the growth of their assets would occur primarily through the appreciation of such funds’ investment portfolios. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.

Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board considered the compensation that an affiliate of the Adviser received for serving as co-manager in the initial public offerings of new closed-end funds and for serving as an underwriter on shelf offerings of existing closed-end funds.

In addition, the Independent Board Members also noted that various sub-advisers (including NAM) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that NAM reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.

The Board noted that Gateway does not participate in soft dollar arrangements with respect to Nuveen fund portfolio transactions.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable and within acceptable parameters.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully.

Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-A-0622D 2329982-INV-B-08/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: September 6, 2022